SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%
Alabama — 2.1%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	$2,000	$2,497
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,206
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	247
5.000%, 07/01/2024	325	371
5.000%, 07/01/2028	1,075	1,375
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,987
Black Belt, Energy Gas District, RB
Callable 09/01/2031 @ 101
4.000%, 06/01/2051 (A)	5,570	6,928
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,926
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	5,000	5,688
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,139
5.000%, 09/01/2031	3,140	4,114
5.000%, 09/01/2034	2,000	2,729
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,453
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	630	792
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,267

		44,719

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,825

Arizona — 2.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,561

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,502
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,700
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,604
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	2,228
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (B)	3,560	3,975
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,406	3,875
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,195
Coconino County, Pollution Control, Ser B, RB
1.650%, 03/01/2039 (A)	2,000	2,047
Glendale, Industrial Development Authority, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2041	1,000	1,141
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,735
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,560	1,619
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,833

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	$600	$704
5.000%, 07/01/2029	250	293
5.000%, 07/01/2030	500	587
5.000%, 07/01/2032	1,095	1,285
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	3,100	3,967
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	427
5.000%, 07/01/2032	115	138
5.000%, 07/01/2033	355	426
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	870	886
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,528
5.250%, 12/01/2026	4,510	5,484
5.000%, 12/01/2032	2,500	3,321
5.000%, 12/01/2037	1,000	1,408
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	984
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,324
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,088

		63,865

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,601
5.000%, 11/01/2034	1,210	1,382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	$1,535	$1,781
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,781
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,888

		8,433

California — 7.9%
Bay Area, Toll Authority, RB
Callable 10/01/2021 @ 100
2.250%, 04/01/2045 (A)	1,500	1,510
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	237
California State, Department of Water Resources, Centeral Valley Project, Ser BB, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2035	1,525	2,067
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	1,910	2,228
California State, Enterprise Development Authority, M@College Project, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2045	370	457
California State, GO
5.000%, 08/01/2026	3,880	4,770
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,240	1,256
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,863
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,972
California State, GO
Callable 11/01/2025 @ 100
4.000%, 11/01/2041	360	408
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,675
5.000%, 09/01/2029	1,500	1,837
5.000%, 09/01/2030	3,395	4,157

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	$5,225	$6,650
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,504
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,537
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,992	3,505
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,172
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
Callable 05/15/2031 @ 100
4.000%, 05/15/2034	1,170	1,428
California State, Public Finance Authority, Enso Village Project, RB
Callable 05/15/2023 @ 100
2.375%, 11/15/2028 (B)	355	358
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,083
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	1,185	1,215
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,235
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,240
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	$410	$434
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,125	3,571
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,615
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,045
California State, Various Purpose, GO
5.000%, 04/01/2032	1,970	2,730
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,055
5.000%, 08/01/2030	6,500	7,936
5.000%, 08/01/2035	3,000	3,652
California State, Various Purpose, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,249
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	230
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
Callable 08/01/2030 @ 100
4.000%, 08/01/2033	750	900
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	246
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	996
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (C)	3,000	3,553
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,753
5.000%, 06/01/2027	2,875	3,567

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	$4,960	$6,064
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/21/2021 @ 22
12.508%, 06/01/2047 (D)	6,850	1,525
Inland Empire, Tobacco Securitization, Ser E, RB
Callable 06/21/2021 @ 7
8.093%, 06/01/2057 (B)(D)	77,400	5,227
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 03/01/2022	625	647
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,484
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	973
5.000%, 05/15/2032	500	579
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,904
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,797
Los Angeles, Department of Water & Power, Water System Revenue, Ser A-2, RB
Callable 07/01/2021 @ 100
0.010%, 07/01/2045 (A)	1,700	1,700
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	2,000	2,302
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	624
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (C)	$1,395	$1,548
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	399
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2031 @ 100
4.000%, 05/01/2038	4,875	6,084
San Francisco City & County, Airport Commission San Francisco International Airport, Ser A, AMT, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	1,305	1,733
San Francisco City & County, Airport Commission San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2035	3,000	4,035
5.000%, 05/01/2036	2,320	3,108
San Francisco City & County, Ser D-1, GO
Callable 06/15/2028 @ 100
4.000%, 06/15/2039	1,580	1,877
4.000%, 06/15/2040	1,640	1,945
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2029	1,165	1,342
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,912
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,098
5.000%, 09/01/2031	1,815	2,173

		172,174

Colorado — 3.3%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	419
5.000%, 06/15/2031	500	598
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	2,500	3,074

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	$1,500	$1,897
5.000%, 08/01/2037	2,000	2,508
5.000%, 08/01/2038	1,000	1,251
4.000%, 08/01/2037	1,500	1,741
4.000%, 08/01/2038	1,250	1,446
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
Callable 12/01/2027 @ 103
4.000%, 12/01/2040	205	237
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,295
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	7,897
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	1,155	1,286
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,551
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,211
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,198
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,516
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,243
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,754
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	$1,900	$2,234
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	474
5.000%, 12/01/2031	855	1,007
5.000%, 12/01/2032	1,200	1,411
5.000%, 12/01/2034	1,000	1,170
5.000%, 12/01/2035	800	935
5.000%, 12/01/2036	600	700
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	665	693
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.357%, 09/01/2039 (A)	610	610
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100
4.000%, 12/01/2032	1,000	1,220
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	761
5.000%, 07/15/2029	400	512
4.000%, 07/15/2033	1,000	1,252
Regional Transportation District, Eagle P3 Project, RB
Callable 01/15/2031 @ 100
5.000%, 07/15/2031	1,200	1,575
5.000%, 07/15/2032	2,310	3,018
4.000%, 07/15/2036	450	538
4.000%, 07/15/2038	700	831
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,059
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103
5.000%, 12/15/2026	220	259

		72,007

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,457

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	$900	$1,084
5.000%, 07/01/2036	700	841
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	302
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	450
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,112
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	3,003
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,413
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,837
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,292
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,546
Connecticut State, Special Tax Revenue, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2031	1,000	1,322

		33,659

District of Columbia — 0.8%
District of Columbia, Ser D, GO
Callable 12/01/2026 @ 100
5.000%, 06/01/2033	2,500	3,077
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,496
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,655

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	$2,705	$2,985
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,178
4.000%, 10/01/2036	1,500	1,761
4.000%, 10/01/2038	1,000	1,166

		18,318

Florida — 6.7%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	200	213
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (A)	4,000	4,775
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,945
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,599
5.000%, 10/01/2035	2,000	2,457
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,634
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,294
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (E)	1,675	1,695
5.000%, 09/01/2021	825	834
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,261
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,368
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	444
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,559

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	$2,900	$3,635
Central Florida, Expressway Authority, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2034	770	956
Escambia County, Health Facilities Authority, RB
Callable 02/15/2030 @ 100
4.000%, 08/15/2050	2,540	2,905
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
7.000%, 04/01/2035 (F)	1,205	640
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	3,000	3,485
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	17,413
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	6,028
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049 (B)	2,825	3,061
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	339
5.000%, 04/01/2027	300	366
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 07/06/2021 @ 104
6.500%, 01/01/2049 (A)(B)	1,000	1,015
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,503
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	$1,480	$1,705
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,484
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,500	1,930
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,410
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,905
JEA Electric System Revenue, Ser Three, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	3,000	3,898
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	900	1,001
5.000%, 10/01/2025 (C)	970	1,078
JEA Water & Sewer System Revenue, Ser A, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	1,000	1,307
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,907
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	1,984
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,794
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	498
5.000%, 04/01/2031	910	1,053
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,181

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	$1,330	$1,490
Miami-Dade County, Water & Sewer System Revenue, RB
Callable 04/01/2031 @ 100
4.000%, 10/01/2034	1,750	2,166
Orange County, Convention Center, RB
5.000%, 10/01/2024	280	322
Orange County, Convention Center, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2026	755	893
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,952
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,348
Osceola County, Transportation Revenue, Ser A-2, RB
2.498%, 10/01/2027 (D)	360	325
2.362%, 10/01/2026 (D)	275	254
2.152%, 10/01/2025 (D)	125	118
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,945
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,104
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,833
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100
3.750%, 11/15/2025	835	823
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.250%, 11/15/2039	3,660	3,776
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,706

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tampa, Cigarette Tax Allocation, Ser A, RB
Callable 09/01/2030 @ 80
3.805%, 09/01/2036 (D)	$305	$199
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	750	912
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100
4.000%, 10/15/2035	270	317

		145,224

Georgia — 2.6%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (A)	300	307
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (C)	5,010	5,908
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/01/2023 (C)	1,000	1,123
Burke County, Development Authority, Georgia Power Company Project, RB
1.550%, 12/01/2049 (A)	2,750	2,792
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (A)	785	804
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,024
5.000%, 07/01/2024	1,075	1,226
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,209
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2054	1,500	1,747
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,461
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.809%, 04/01/2048 (A)	1,865	1,875

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (A)	$6,640	$7,700
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,341
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	893
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,275
5.000%, 01/01/2035	1,500	1,853
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,979
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	619
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,638
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,049
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,867
5.000%, 07/01/2027	1,390	1,571

		56,261

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,785
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,380
4.000%, 01/01/2037	4,500	5,319

		11,484

Idaho — 0.2%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	630	667

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
Callable 05/01/2031 @ 100
3.000%, 05/01/2041	$1,500	$1,605
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	1,092

		3,364

Illinois — 9.7%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.608%, 01/01/2025 (D)	325	316
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,152
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,735
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,793
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,601
Chicago, Airport Authority, O’Hare International Airport, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	750	977
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,620
5.000%, 01/01/2032	5,840	6,745
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,152
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2031	740	968
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,908

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser E, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	$510	$664
Chicago, Board of Education, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	587
5.000%, 04/01/2034	620	726
5.000%, 04/01/2036	445	519
5.000%, 04/01/2037	725	843
Chicago, Board of Education, Ser A, GO
Callable 12/01/2030 @ 100
5.000%, 12/01/2032	400	507
5.000%, 12/01/2033	690	871
5.000%, 12/01/2034	345	434
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	797
5.000%, 12/01/2028	100	124
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,840	3,411
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2031	2,840	3,435
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	640	768
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,295
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	1,000	1,066
Chicago, Ser A, GO
5.000%, 01/01/2023	355	378
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,326
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,775
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,323
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,500	1,800
Chicago, Transit Authority, Ser A, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2045	550	680
4.000%, 12/01/2050	2,000	2,283
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	$2,360	$2,901
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,136
5.000%, 11/01/2034	1,500	1,697
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	6,197
Cook County, Ser A, GO
Callable 11/15/2030 @ 100
5.000%, 11/15/2033	450	595
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,988
Cook County, Tax Revenue Authority, Ser A, RB
Callable 11/15/2030 @ 100
5.000%, 11/15/2031	560	753
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	3,857
Illinois State, Finance Authority, Advocate Health Care Project, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (C)	5,550	6,083
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,703
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,195
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	605	685
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2021	160	162
5.000%, 09/01/2022	175	185
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	2,983

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	$1,000	$1,077
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,224
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,329
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,015
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	561
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	300
5.000%, 02/15/2030	390	447
5.000%, 02/15/2032	265	302
Illinois State, GO
5.500%, 05/01/2030	3,750	4,946
5.375%, 05/01/2023	165	181
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,256
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	3,350	3,701
5.250%, 02/01/2032	935	1,030
5.250%, 02/01/2033	735	808
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,449
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,877
Illinois State, Rebuild Illinois Program, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2035	2,800	3,216
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	$1,500	$2,030
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,345
5.500%, 07/01/2023	2,095	2,310
Illinois State, Ser A, GO
5.000%, 03/01/2029	895	1,124
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	780	929
Illinois State, Ser A, GO
Callable 03/01/2031 @ 100
5.000%, 03/01/2034	3,000	3,844
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,683
Illinois State, Ser B, GO
Callable 10/01/2030 @ 100
5.000%, 10/01/2031	810	1,037
4.000%, 10/01/2035	4,020	4,678
Illinois State, Ser C, GO
Callable 10/01/2030 @ 100
4.000%, 10/01/2037	215	249
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,108
5.000%, 11/01/2025	1,585	1,874
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,217
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,903
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,000	1,292
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,256
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,381
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,393
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	985

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	$235	$270
5.000%, 02/01/2027	1,055	1,276
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,509
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	4,031
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	305
5.000%, 12/15/2032	255	311
5.000%, 12/15/2033	300	364
5.000%, 12/15/2034	400	485
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,366
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	2,000	2,440
5.000%, 01/01/2028	380	475
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,590
5.000%, 01/01/2037	1,000	1,214
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2036	3,750	4,766
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100
5.000%, 01/01/2037	200	253
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,464
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,270

		210,136

Indiana — 1.3%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,029

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	$1,930	$2,084
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,372
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,317
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	340	372
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
Callable 07/01/2029 @ 100
3.250%, 07/01/2049	530	574
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2032	1,250	1,441
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,506
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,166
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,795
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,777

		28,433

Iowa — 0.3%
Iowa State, Finance Authority, Lifespace Communities Project, RB
Callable 06/24/2021 @ 100
2.875%, 05/15/2049	225	227
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	1,130	1,240

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	$1,500	$1,512
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	203
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2035	1,075	1,305
4.000%, 06/01/2036	300	362
4.000%, 06/01/2038	300	360
4.000%, 06/01/2039	600	717
4.000%, 06/01/2040	300	357
PEFA, Gas Project Revenue, RB
Callable 06/01/2026 @ 101
5.000%, 09/01/2049 (A)	1,000	1,202

		7,485

Kansas — 0.4%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,144
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,185
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (F)	1,005	1,017

		9,346

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,729
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101
4.000%, 12/01/2050 (A)	1,775	2,050
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	15,725	17,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101
5.000%, 10/01/2047 (A)	$1,175	$1,434

		37,713

Louisiana — 1.3%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2025 (C)	1,000	1,170
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (C)	3,500	3,998
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,640
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,564
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,939
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,455
5.000%, 01/01/2032	2,100	2,390
5.000%, 01/01/2033	2,100	2,385
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,052
5.000%, 07/15/2027	1,750	1,841
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	635
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	1,041
2.125%, 06/01/2037 (A)	2,750	2,841
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	619

		28,570

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maine — 0.0%
Maine, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2035	$195	$238
4.000%, 07/01/2037	260	315

		553

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	570	624
Maryland State, Department of Transportation, RB
Callable 10/01/2027 @ 100
4.000%, 10/01/2032	1,500	1,773
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,397
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,122
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	6,133
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,867
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,995
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (C)	1,625	1,887
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,092

		28,890

Massachusetts — 2.4%
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	$755	$758
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,485
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,647
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	145	175
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,630
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	319
5.000%, 10/01/2023	300	331
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,149
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,916
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	415	504
5.000%, 07/01/2028	1,750	2,164
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,259
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,946
Massachusetts State, Housing Finance Agency, Ser 221, RB
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	360	396
Massachusetts State, Port Authority, A-Bosfuel Project, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,701

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	$1,855	$2,281
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,468
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,625
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	7,058
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,854
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,787
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,502

		53,091

Michigan — 2.1%
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,443
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	6,009
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	551
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,260
5.000%, 07/01/2023	2,500	2,743
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,141
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	3,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	$3,300	$3,576
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,198
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,484
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	235
0.400%, 10/15/2023	650	649
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
Callable 05/15/2030 @ 100
5.000%, 11/15/2047	345	437
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	270	299
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,376
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	2,941
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,546
5.000%, 12/01/2031	1,800	2,140

		45,033

Minnesota — 0.4%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,320	1,329
5.500%, 01/01/2031	1,210	1,217
5.250%, 01/01/2037	475	380
Duluth, Independent School District No.
709, Ser A, COP
5.000%, 02/01/2025	500	574
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	368
5.000%, 01/01/2031	300	365

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Higher Education Facilities Authority, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2038	$250	$278
3.000%, 10/01/2041	1,000	1,102
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	213
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	403
5.000%, 10/01/2027	600	688
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,339
5.000%, 05/01/2031	695	834

		9,090

Mississippi — 0.4%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
Callable 07/01/2021 @ 100
0.010%, 12/01/2030 (A)	1,000	1,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 07/01/2021 @ 100
0.010%, 11/01/2035 (A)	1,270	1,270
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
Callable 07/01/2021 @ 100
0.010%, 11/01/2035 (A)	700	700
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	115	126
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	424
5.000%, 10/15/2023	285	315
Mississippi State, Ser A, RB
Callable 10/15/2028 @ 100
5.000%, 10/15/2029	300	373
5.000%, 10/15/2030	850	1,057
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	1,000	1,153
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,270

		7,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri — 1.8%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	$995	$1,196
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Pre-Refunded @ 100
5.000%, 09/01/2021 (C)	8,015	8,111
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, TA
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	249
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,254
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,433
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,201
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,877
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	1,085	1,209
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/ FHLMC
Callable 05/01/2029 @ 100
3.500%, 11/01/2050	705	778
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,299

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$1,850	$2,063
5.000%, 01/01/2028	1,400	1,559
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,039
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	754
5.000%, 07/01/2033	625	789
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,469

		38,280

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,249

Nebraska — 1.2%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,872
5.000%, 09/01/2034	1,000	1,380
5.000%, 09/01/2035	2,840	3,975
5.000%, 09/01/2036	3,140	4,427
5.000%, 09/01/2042	730	1,080
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	765	785
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,247
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,334
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,804
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	707

		26,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada — 0.9%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	$1,545	$1,940
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,215
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,308
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,115
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	200	209
5.000%, 07/01/2024	200	224
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	525	579
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,905
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	642
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	681
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	487
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	255	258

		18,563

New Hampshire — 0.1%
New Hampshire State, Business Finance Authority, RB
Callable 01/01/2026 @ 103
4.000%, 01/01/2029	300	346
4.000%, 01/01/2030	285	326
4.000%, 01/01/2031	290	330
4.000%, 01/01/2051	1,170	1,291

		2,293

New Jersey — 4.3%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2026	590	715
4.000%, 06/01/2030	1,000	1,235
4.000%, 06/01/2031	3,070	3,848

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	$210	$220
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,301
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2037	1,000	1,156
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,237
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,225	1,476
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,920
5.000%, 03/01/2028	1,250	1,348
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	3,964
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,501
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,528
5.000%, 06/15/2026	3,020	3,535
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	130	149
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	$2,250	$2,758
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,330
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,764
5.000%, 12/01/2028	1,450	1,824
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,145
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	12,347
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	1,750	2,056
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,392
5.000%, 06/15/2030	3,585	4,244
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	325
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,253
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,276
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,567
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,697

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2042	$2,925	$3,498
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,214
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,546
5.000%, 01/01/2032	6,000	7,398
5.000%, 01/01/2033	350	431
South Jersey Port, Marine Terminal, Sub- Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	340
5.000%, 01/01/2033	425	505
5.000%, 01/01/2034	570	676
5.000%, 01/01/2035	570	674
5.000%, 01/01/2036	570	673
5.000%, 01/01/2037	570	671

		92,636

New Mexico — 0.8%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,314
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 101
3.000%, 01/01/2052	1,375	1,510
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	14,079
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	650	740

		17,643

New York — 6.6%
Brookhaven, Local Development, Jefferson’s Ferry Project, RB
1.625%, 11/01/2025	805	832
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	135	137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	$250	$311
5.000%, 09/01/2034	1,000	1,246
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,839
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	1,500	1,502
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 03/01/2022	1,605	1,662
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	1,920	2,068
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,127
5.000%, 11/15/2045 (A)	500	648
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,291
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,569
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	4,000	4,978
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	1,000	1,202
Monroe County, Industrial Development Authority, Rochester Regional Health Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	1,200	1,403
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,653
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,132

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2035	$5,000	$6,337
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
Callable 01/01/2031 @ 100
3.000%, 01/01/2033	330	369
3.000%, 01/01/2034	740	820
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,174
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	138
5.000%, 03/01/2030	100	130
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	570
New York City, Ser A-1, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2032	1,810	2,391
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	500	598
New York City, Ser C, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2043	1,250	1,593
4.000%, 08/01/2036	2,750	3,324
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,451
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,580
New York City, Ser F-1, GO
Callable 03/01/2031 @ 100
4.000%, 03/01/2038	1,695	2,056
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,812
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 11/01/2030 @ 100
5.000%, 11/01/2032	925	1,231
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
Callable 11/01/2030 @ 100
4.000%, 11/01/2035	185	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	$2,470	$2,549
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,729
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100
5.000%, 01/01/2022 (C)	610	627
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,001
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,250	4,141
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,210
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	6,224
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,925
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,820
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2039	5,000	6,047
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,420
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,015

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	$2,000	$2,459
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,049
3.150%, 04/01/2024	920	968
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,074
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,342
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,638
New York State, Transportation Development, Delta Airlines, AMT, RB
4.000%, 10/01/2030	4,550	5,460
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	4,000	4,845
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2035	2,625	3,368
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	144
5.000%, 12/01/2025	115	137
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	445	580
5.000%, 12/01/2030	125	165
New York State, Transportation Development, JFK International Airport Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	485	578
4.000%, 12/01/2041	470	557
New York State, Transportation Development, Thruway Service Area Project, AMT, RB
Callable 10/31/2031 @ 100
4.000%, 04/30/2053	170	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	$3,335	$3,751
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,792
New York State, Urban Development Authortiy, Personal Income Tax, RB
5.000%, 03/15/2022	1,165	1,210
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,160
Triborough, Bridge & Tunnel Authority, Ser F, RB
Callable 06/03/2021 @ 100
0.010%, 11/01/2032 (A)(G)	3,765	3,765
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,181
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	646
5.000%, 06/01/2031	525	644
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,478

		143,293

North Carolina — 1.2%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,866
5.000%, 07/01/2027	1,500	1,885
Charlotte, Airport Revenue, Ser A, RB
Callable 07/01/2031 @ 100
3.000%, 07/01/2046	605	652
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	6,839
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,644

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
Callable 04/01/2022 @ 100
2.500%, 10/01/2024	$740	$744
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	329
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
Callable 09/01/2028 @ 103
4.000%, 09/01/2041	830	964
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	704
North Carolina State, Medical Care Commission, Vidant Health, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (C)	2,500	2,951
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,225
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,531

		26,334

North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	870	942

Ohio — 2.5%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	969
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,605
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	4,325	5,662

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
5.942%, 06/01/2057 (D)	$3,035	$488
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	1,600	1,853
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,525
Franklin County, Hospital Facilities, Nationwide Children’s Hospital, RB
Callable 06/03/2021 @ 100
0.030%, 05/01/2029 (A)	5,000	5,000
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 11/15/2049	4,835	7,569
Hamilton County, Tax Revenue Authority, Ser A, RB
Callable 12/01/2026 @ 100
4.000%, 12/01/2032	1,600	1,832
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,312
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,288
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,269
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,575
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2050 (A)	3,230	3,737
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	655	760
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,704

22	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	$1,100	$1,192

		53,340

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	3,080

Oregon — 1.1%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
Callable 11/15/2025 @ 102
5.125%, 11/15/2040	500	553
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 5.000%, 06/15/2021, 06/15/2024 (H)	250	285
0.000%, 5.000%, 06/15/2021, 06/15/2025 (H)	275	324
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	318
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2034	1,000	1,315
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,492
Oregon State, Article XI-Q State Project, Ser A, GO
5.000%, 05/01/2028	2,900	3,727
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,504
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,776
Oregon State, Department of Housing & Community Services, Ser C, RB
Callable 07/01/2029 @ 100
3.000%, 01/01/2052	935	1,021
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	$2,500	$2,987
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,315
Port of Portland, Airport Revenue, Portland International Airport, Ser 27-A, AMT, RB
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,500	1,730
Umatilla County, School District No. 8R Hermiston, Ser A, GO
2.296%, 06/15/2027 (D)	1,000	940

		23,424

Pennsylvania — 5.6%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,260
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,431
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,278
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
0.560%, 09/01/2048 (A)	4,000	3,996
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	781
5.000%, 07/01/2034	875	934
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	626
5.000%, 07/01/2032	560	623
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,376

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (A)	$2,500	$2,712
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,539
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,255
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,954
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	274
4.000%, 04/01/2025	650	731
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,609
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,307
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 10/15/2031 @ 100
5.000%, 10/15/2033	2,300	3,102
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	3,067
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,018
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2051	3,000	3,251
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	6,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	$6,000	$7,462
5.000%, 12/01/2035	1,000	1,242
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,576
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,901
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,614
Philadelphia, Airport Revenue, Ser A, AMT, RB
Callable 07/06/2021 @ 100
5.000%, 06/15/2027	1,680	1,690
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,225
Philadelphia, Airport Revenue, Ser B, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	130	170
Philadelphia, Airport Revenue, Ser C, AMT, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	535	691
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,522
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,436
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,932
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,271
5.000%, 09/01/2036	2,000	2,496
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	6,007

24	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	$25	$31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,114
5.000%, 09/01/2030	7,975	9,636
Philadelphia, Water & Wastewater Revenue, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,680
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,135

		122,070

Puerto Rico — 2.5%
Puerto Rico Commonwealth, GO
5.000%, 07/01/2031 (F)	785	700
Puerto Rico Commonwealth, Ser A, GO
8.000%, 07/01/2035 (F)	2,865	2,306
5.250%, 07/01/2027 (F)	2,190	1,966
5.250%, 07/01/2034 (F)	415	372
5.000%, 07/01/2034 (F)	1,875	1,678
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2039 (F)	3,385	2,852
5.125%, 07/01/2037 (F)	6,245	5,160
Puerto Rico Commonwealth, Ser B, GO
5.750%, 07/01/2038 (F)	1,500	1,318
Puerto Rico Commonwealth, Ser C, GO
5.750%, 07/01/2036 (F)	785	647
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (F)	2,990	2,863
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (F)	1,000	955
Puerto Rico, Electric Power Authority, Ser WW-RSA-1, RB
5.250%, 07/01/2033 (F)	3,035	2,906
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
5.250%, 07/01/2040 (F)	2,940	2,815
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,500	1,320
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	5,519	6,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	$8,625	$9,670
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	8,540	9,454

		53,172

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,694
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	625	644

		2,338

South Carolina — 0.9%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 12/01/2023 (C)	2,500	2,798
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	740	827
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (B)	1,870	2,144
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100
4.000%, 07/01/2035	1,160	1,273
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,824
5.000%, 07/01/2030	1,500	1,882
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,202

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2031	$540	$716
4.000%, 12/01/2034	2,000	2,417
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,373

		20,456

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	982
5.000%, 11/01/2028	900	1,061
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2035	1,005	1,178
South Dakota State, Housing Development Authority, Homeownership Mortgage Bonds, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100
3.000%, 11/01/2051	155	170
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,075	1,201

		4,592

Tennessee — 0.7%
Chattanooga, Commonspirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,265
5.000%, 08/01/2035	415	524
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,226
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,223
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	2,500	2,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	$3,485	$4,189
Tennessee State, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100
4.000%, 07/01/2045	1,230	1,292

		15,551

Texas — 10.4%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,316
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,884
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2037	900	1,088
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (F)	465	548
Board of Regents, University of Texas System, Ser A, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2035	5,500	6,949
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,508
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	6,003
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,554
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/2031 @ 100
5.000%, 01/01/2036	200	261
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,814
5.000%, 08/15/2033	6,500	7,297
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,201

26	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2028 @ 100
4.000%, 08/15/2032	$1,000	$1,192
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100
4.000%, 08/15/2034	2,500	3,048
Corpus Christi, Utility System Revenue, Ser A, RB
Callable 07/15/2030 @ 100
5.000%, 07/15/2033	1,500	1,982
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,379
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 07/06/2021 @ 100
5.250%, 01/01/2023	3,495	3,501
Dallas City, GO
5.000%, 02/15/2026	4,400	5,298
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,206
5.000%, 11/01/2031	1,250	1,509
5.000%, 11/01/2032	2,500	3,017
5.000%, 11/01/2033	1,175	1,419
5.000%, 11/01/2034	1,000	1,207
5.000%, 11/01/2035	1,000	1,207
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,381
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,516
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2021	430	439
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	289
Denton, Independent School District, GO
Callable 02/15/2026 @ 100
5.000%, 08/15/2029	2,000	2,402
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	9,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	$2,445	$2,729
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	2,050	2,480
El Paso, Water & Sewer Revenue, RB
Pre-Refunded @ 100
5.000%, 03/01/2024 (C)	1,975	2,233
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,021
5.000%, 11/15/2022	1,050	1,120
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,389
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,574
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,805
5.000%, 11/15/2029	2,325	2,599
5.000%, 11/15/2030	3,310	3,690
Harris County, Houston Sports Authority, Ser C, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2033	1,100	1,227
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,285
Houston City, Ser A, GO
5.000%, 03/01/2025	3,070	3,592
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,693
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	3,111
5.000%, 07/01/2032	1,500	1,892
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,673

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	$2,610	$2,920
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,165
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	2,026
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,821
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,219
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,781
5.000%, 01/01/2034	4,785	5,517
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,666
5.000%, 01/01/2033	995	1,174
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,034
5.000%, 01/01/2035	1,000	1,214
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,090
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,255
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
Callable 02/01/2031 @ 100
5.000%, 02/01/2033	1,410	1,881
5.000%, 02/01/2034	1,700	2,257
5.000%, 02/01/2041	2,000	2,608
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,793
San Antonio, Electric and Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	770
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	$1,500	$1,793
Texas State, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (C)	3,000	3,404
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,192
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,325
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,852
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	2,991
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,349
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,639
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,115
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,250
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,577
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,948
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,607

		225,108

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	6,095
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,840

28	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
Callable 05/15/2030 @ 100
4.000%, 05/15/2043	$500	$595
Utah State, GO
Callable 01/01/2029 @ 100
3.000%, 07/01/2034	495	557
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,964

		11,051

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	480	501

Virginia — 1.8%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	341
5.000%, 07/01/2027	250	313
5.000%, 07/01/2028	375	480
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,713
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,328
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,035
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,135
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2038	5,500	6,742
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,490
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 06/21/2021 @ 23
13.421%, 06/01/2047 (D)	$41,470	$9,694

		38,849

Washington — 2.4%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,437
Port of Seattle, AMT, GO
Callable 06/24/2021 @ 100
5.250%, 12/01/2021	1,000	1,002
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,333
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	1,500	1,871
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,640
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,692
University of Washington, Ser A, RB
Callable 04/01/2031 @ 100
4.000%, 04/01/2037	1,000	1,231
4.000%, 04/01/2038	250	307
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,762
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,250	1,458
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	1,000	1,163
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034 (B)	745	842
Washington State, Motor Vehicle Fuel Tax, GO
5.000%, 07/01/2023	1,500	1,652

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	$2,540	$2,902
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	5,000	5,788
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,162
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,241
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2022	2,700	2,833

		52,316

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,589
5.000%, 06/01/2032	1,510	1,915
5.000%, 06/01/2034	1,000	1,262
5.000%, 06/01/2035	1,005	1,265

		6,031

Wisconsin — 1.8%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	611
Wisconsin State, Center District, Ser C, RB, AGM
2.563%, 12/15/2029 (D)	370	321
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2054 (A)	2,000	2,444
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,248
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	$1,835	$2,273
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,313
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	523
5.000%, 11/01/2030	1,035	1,145
5.000%, 11/01/2039	1,135	1,227
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2041	705	811
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,901
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (A)	240	240
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	400	412
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	435	445
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,602
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
Callable 01/01/2031 @ 100
5.000%, 07/01/2039	475	606
5.000%, 07/01/2040	325	414
5.000%, 07/01/2041	750	952

30	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$266
4.000%, 07/01/2028	225	270
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 07/01/2029	225	268
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,532
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,176
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	664

		38,270

Total Municipal Bonds (Cost $1,981,569) ($ Thousands)		2,135,354

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund,
Cl F
0.010%**†	1,138,729	1,139

Total Cash Equivalent (Cost $1,139) ($ Thousands)		1,139

Total Investments in Securities — 98.3% (Cost $1,982,708) ($ Thousands)		$2,136,493

Percentages are based on Net Assets of $2,172,411 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2021, the value of these securities amounted to $34,276 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Security is in default on interest payment.

(G)	Securities are held in connection with a letter of credit issued by a major bank.

(H)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD— Public Schools Fund Guarantee

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	2,135,354	–	2,135,354
Cash Equivalent	1,139	–	–	1,139

Total Investments in Securities	1,139	2,135,354	–	2,136,493

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Intermediate-Term Municipal Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,775	$105,281	$(105,917)	$-	$-	$1,139	1,138,729	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

32	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.1%

Alabama — 6.2%
Baptist Health, Health Care Authority, Ser B, RB, AGC
Callable 06/04/2021 @ 100
0.350%, 11/15/2037 (A)	$1,125	$1,125
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
0.962%, 12/01/2048 (A)	13,510	13,628
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,500
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,275	5,469
Columbia, Industrial Development Board, Alabama Power Company Project, RB
Callable 06/03/2021 @ 100
0.030%, 12/01/2037 (A)	5,300	5,300
East Alabama, Health Care Authority, Ser B, RB
Callable 06/03/2021 @ 100
0.100%, 09/01/2039 (A)	2,058	2,058
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	598
4.000%, 12/01/2024	500	558
4.000%, 12/01/2025	730	833
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	10,000	11,376
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,062
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	5,404
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
0.912%, 06/01/2049 (A)	17,500	17,665
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	6,850	7,471
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
0.680%, 04/01/2049 (A)	2,500	2,514
University of South Alabama, RB
4.000%, 04/01/2023	425	453

		77,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Alaska — 0.4%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	$700	$750
North Slope Borough, Ser A, GO
Callable 07/06/2021 @ 100
5.000%, 06/30/2022	2,975	2,986
North Slope Borough, Ser B, GO
Callable 07/06/2021 @ 100
5.000%, 06/30/2022	1,470	1,475

		5,211

Arizona — 0.6%
Arizona State, Industrial Development Authority, Phoenix Children’s Hospital, RB
5.000%, 02/01/2024	200	225
5.000%, 02/01/2025	250	291
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,589
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 07/06/2021 @ 100
3.375%, 12/01/2031 (A)	1,815	1,844
Phoenix-Mesa, Gateway Airport Authority, Mesa Project, AMT, RB
4.000%, 07/01/2021	530	532
Yuma, RB
4.000%, 07/01/2021	300	301
4.000%, 07/01/2022	325	338

		7,120

Arkansas — 0.1%
Batesville, Public Facilities Board, White River Health System, RB
5.000%, 06/01/2021	1,265	1,265

California — 5.8%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
1.066%, 09/01/2025 (B)	680	653
Anaheim, Public Financing Authority, Public Improvements Project, Sub-Ser C, RB, AGM
0.713%, 09/01/2023 (B)	1,500	1,481
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100
0.310%, 04/01/2056 (A)	1,250	1,247

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
0.400%, 12/01/2035 (A)	$3,750	$3,759
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.999%, 10/01/2023 (B)	1,120	1,106
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 06/03/2021 @ 100
0.444%, 08/01/2047 (A)	1,500	1,500
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
0.450%, 01/01/2050 (A)(C)	1,000	1,000
California State, Infrastructure & Economic Development Bank, RB
Callable 08/01/2023 @ 100
0.380%, 08/01/2047 (A)	2,500	2,506
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,546
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,000	2,000
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	256
California State, Public Works Board, Ser H, RB
5.000%, 12/01/2024	1,765	2,052
California State, School Cash Reserve Program Authority, Ser L, RB
2.000%, 01/31/2022	2,000	2,025
California State, Ser B, GO
Callable 06/01/2021 @ 100
0.835%, 12/01/2031 (A)	1,800	1,800
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB
0.130%, 07/01/2041 (A)	2,775	2,775
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 06/04/2021 @ 100
0.250%, 07/01/2040 (A)	4,025	4,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Ethel Arnold Bradley Apartments, RB
Callable 06/01/2021 @ 100
1.250%, 12/01/2021 (A)	$3,970	$3,970
California State, Statewide Communities Development Authority, Irvine Apartment Communities Project, Ser W-1, AMT, RB
Callable 06/03/2021 @ 100
0.020%, 08/01/2034 (A)(D)	3,500	3,500
Cathedral City, Redevelopment Agency Successor Agency, TA
4.000%, 08/01/2021	250	251
4.000%, 08/01/2022	100	104
4.000%, 08/01/2023	100	107
Cathedral City, Redevelopment Agency Successor Agency, TA, BAM
4.000%, 08/01/2024	245	270
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8059, RB
Callable 12/01/2021 @ 100
0.510%, 12/01/2052 (A)(C)(D)	9,000	9,000
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8061, RB
Callable 01/01/2037 @ 100
0.510%, 01/01/2060 (A)(C)	780	780
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8081, RB
Callable 10/01/2021 @ 100
0.510%, 10/01/2058 (A)(C)	7,845	7,845
Long Beach, Harbor Revenue, AMT, RB
5.000%, 05/15/2023	3,015	3,283
Los Angeles County, Schools Pooled Financing Program, Ser B-2, COP
2.000%, 12/30/2021	1,000	1,011
Los Angeles County, Schools Pooled Financing Program, Ser B-3, COP
2.000%, 12/30/2021	1,000	1,011
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2022	1,555	1,626
Riverside County, Office of Education Pooled Notes, Ser B, RB
2.000%, 12/31/2021	3,000	3,033
Southern California, Tobacco Securitization, RB
5.000%, 06/01/2021	1,000	1,000
Southern Kern, Unified School District, Ser D, GO, BAM
1.263%, 11/01/2024 (B)	200	194

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
0.230%, 07/01/2032 (A)(C)(D)	$3,100	$3,100
Tender Option Bond Trust Receipts, Ser 2021-XF2928, RB
0.230%, 09/14/2022 (A)(C)(D)	556	556
Whittier, Union High School District, GO
1.226%, 08/01/2026 (B)	1,360	1,301

		71,673

Colorado — 2.1%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,000	1,163
Colorado State, Housing & Finance Authority, Ser A2, RB
Callable 04/01/2022 @ 100
1.550%, 04/01/2023	4,475	4,506
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	1,900	2,030
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8062, RB
Callable 07/01/2037 @ 100
0.510%, 07/01/2060 (A)(C)	9,000	9,000
E-470, Public Highway Authority, RB
Callable 06/24/2021 @ 100
0.474%, 09/01/2039 (A)	750	750
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.357%, 09/01/2039 (A)	2,500	2,500
Mizuho Floater, Ser 2021-MIZ9068, RB
0.280%, 07/01/2034 (A)(C)(D)	1,545	1,545
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	390
5.000%, 07/15/2024	600	680
5.000%, 01/15/2025	300	345
5.000%, 07/15/2025	400	467
3.000%, 01/15/2026	405	443
University of Colorado, Ser C, RB
2.000%, 06/01/2054 (A)	2,500	2,629
Vauxmont, Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2021	100	102

		26,550

Connecticut — 1.7%
Bridgeport, GO
1.500%, 12/09/2021	700	703

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Connecticut State University, Ser L, RB
4.000%, 11/01/2021	$25	$25
Connecticut State, Health & Educational Facilities Authority, RB
1.100%, 07/01/2048 (A)	3,000	3,046
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	250	263
Connecticut State, Health & Educational Facilities Authority, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	2,009
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	591
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	553
Connecticut State, Housing Finance Authority, RB
0.300%, 11/15/2024	500	497
0.250%, 05/15/2024	750	747
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,370
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	525	563
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,570	1,573
5.000%, 06/15/2023	85	93
3.000%, 06/01/2021	1,150	1,150
Connecticut State, SIFMA Index Project, Ser A, GO
1.020%, 03/01/2025 (A)	1,815	1,855
0.980%, 03/01/2024 (A)	2,105	2,135
0.930%, 03/01/2023 (A)	1,075	1,084
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2022	400	418
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,019

		20,694

Delaware — 0.6%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	5,204

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Delaware, RB
Callable 06/03/2021 @ 100
0.020%, 11/01/2035 (A)	$2,090	$2,090

		7,294

District of Columbia — 1.6%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	5,000	5,052
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
0.500%, 12/01/2021	2,000	2,002
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
Callable 02/01/2023 @ 100
0.700%, 06/01/2024 (A)	2,690	2,700
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,877
5.000%, 10/01/2023	5,225	5,796

		20,427

Florida — 3.8%
Broward County, Florida Power & Light Company Project, AMT, RB
Callable 06/03/2021 @ 100
0.040%, 06/01/2045 (A)	6,000	6,000
Escambia County, Housing Finance Authority, RB
1.350%, 12/01/2022 (A)	2,000	2,013
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	2,065	2,397
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	2,775	2,775
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,885
Gainesville, Utilities System Revenue Authority, Ser B, RB
Callable 06/03/2021 @ 100
0.010%, 10/01/2042 (A)	1,500	1,500
Jacksonville, Ser B, RB
5.000%, 10/01/2021	4,175	4,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lee Memorial Hosptial, Health System, RB
Callable 07/01/2021 @ 100
0.110%, 04/01/2049 (A)	$1,200	$1,200
Miami-Dade County, Housing Finance Authority, Liberty Square Phase Project, RB
Callable 05/01/2022 @ 100
1.420%, 11/01/2040 (A)	5,790	5,850
Miami-Dade County, Housing Finance Authority, RB
Callable 10/01/2021 @ 100
1.400%, 04/01/2023 (A)	2,000	2,007
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
Callable 06/01/2022 @ 100
0.250%, 12/01/2023 (A)	1,000	1,000
Pasco County, School Board, Ser B, COP
Callable 08/04/2021 @ 100
0.780%, 08/01/2032 (A)	2,000	2,002
Tender Option Bond Trust Receipts, Ser 2018-XM0676, RB
Callable 04/01/2028 @ 100
0.150%, 04/01/2053 (A)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2020-XF2882, RB, AGM
Callable 02/15/2030 @ 100
0.070%, 08/15/2050 (A)(C)(D)	2,805	2,805
Tender Option Bond Trust Receipts, Ser 2020-XM0873, RB
0.250%, 07/01/2027 (A)(C)	1,100	1,100

		46,776

Georgia — 1.4%
Burke County, Development Authority, Georgia Power Company Project, RB
1.550%, 12/01/2049 (A)	2,000	2,030
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	518
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	592
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,099
Georgia State, Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
0.600%, 08/01/2048 (A)	1,500	1,506

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Private Colleges & Universities Authority, Ser B, RB
Callable 02/16/2022 @ 100
0.450%, 10/01/2039 (A)	$1,850	$1,851
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2024	1,000	1,052
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	768
Municipal Electric Authority, Project One, Sub-Ser, RB
5.000%, 01/01/2023	1,000	1,073

		17,489

Illinois — 5.6%
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	32
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,480	1,508
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 07/06/2021 @ 100
5.000%, 11/01/2021	1,000	1,004
5.000%, 11/01/2023	3,000	3,010
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	579
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,140
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	4,114
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	453
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
0.563%, 11/01/2034 (A)	1,955	1,955
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	1,500	1,698
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2021 (E)	400	404
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
5.000%, 07/01/2021	$2,560	$2,570
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	1,051
Illinois State, Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	1,295	1,295
Illinois State, Regional Transportation Authority, Ser A, RB
5.500%, 07/01/2021	2,080	2,089
Illinois State, Regional Transportation Authority, Ser B, RB
Callable 06/01/2021 @ 100
0.550%, 06/01/2025 (A)	4,200	4,200
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	16,712
Illinois State, Ser C, GO
4.000%, 03/01/2023	1,500	1,593
Illinois State, Ser D, GO
5.000%, 11/01/2021	6,000	6,117
5.000%, 11/01/2022	6,520	6,942
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,540	3,625
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	212
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,127
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	793
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,152
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	222
University of Illinois, Ser A, RB
5.000%, 04/01/2022	500	520
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	238
4.000%, 12/30/2023	250	271
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	208
3.000%, 12/01/2023	220	233
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.265%, 11/01/2022 (B)	1,625	1,612

		69,954

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 4.0%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	$200	$208
3.000%, 07/15/2023	200	210
3.000%, 01/15/2024	250	265
Indiana State, Finance Authority, Indiana University Health, RB
Pre-Refunded @ 100
1.650%, 01/01/2022 (A)(F)	1,500	1,513
1.650%, 01/01/2022 (A)(F)	2,000	2,018
Indiana State, Finance Authority, Indiana University Health, RB
Callable 01/01/2025 @ 100
2.250%, 12/01/2058 (A)	7,150	7,581
Indiana State, Finance Authority, Indiana University Health, Ser L, RB
Callable 07/01/2021 @ 100
0.310%, 12/01/2046 (A)	2,725	2,725
Indiana State, Finance Authority, Indianapolis Power & Light, RB
3.875%, 08/01/2021	6,500	6,538
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	2,000
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,530
Marion, High School Building, Ser A, RB
4.000%, 07/15/2022	105	109
4.000%, 01/15/2023	230	244
Rockport City, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,600	3,600
Rockport City, Industry Pollution Control, Pollution Control Project, RB
1.350%, 07/01/2025 (A)	1,000	1,013
Rockport City, Industry Pollution Control, Ser B-RE, RB
3.050%, 06/01/2025	10,465	11,472
Tender Option Bond Trust Receipts, Ser 2019-XF0756, RB
Callable 02/01/2029 @ 100
0.140%, 02/01/2049 (A)(C)	3,750	3,750
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,050	4,680

		49,456

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Iowa — 0.3%
Iowa State, Finance Authority, Ser A, AMT, RB
Callable 06/03/2021 @ 100
0.050%, 06/01/2024 (A)	$3,250	$3,250

Kansas — 1.2%
Kansas State, Department of Transportation, Ser C, RB
0.465%, 09/01/2023 (A)	8,450	8,485
Kansas State, Department of Transportation, Ser C4, RB
0.564%, 09/01/2024 (A)	1,000	1,008
Kansas State, Development Finance Authority, Forest Glen Estates Apartments, RB
Callable 07/01/2021 @ 100
1.660%, 07/01/2022 (A)	4,000	4,005
Lenexa City, Ser B, GO
Callable 07/06/2021 @ 100
1.625%, 09/01/2021	1,000	1,001

		14,499

Kentucky — 2.3%
Ashland, Medical Center Revenue, RB
5.000%, 02/01/2022	500	512
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,000	2,295
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	2,175	2,199
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,433
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2021	1,000	1,000
4.000%, 12/01/2021	1,495	1,523
4.000%, 06/01/2022	1,430	1,483
4.000%, 12/01/2022	2,000	2,110
Kentucky State, Rural Water Finance, RB
Callable 06/24/2021 @ 100
0.425%, 12/01/2021	2,000	2,000
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,450
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,104

		29,109

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Louisiana — 1.8%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2022 @ 100
0.600%, 05/01/2043 (A)	$4,640	$4,647
Louisiana State, Housing Corporation, Hollywood Acres, RB
Callable 12/01/2021 @ 100
1.440%, 12/01/2023 (A)	3,000	3,020
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, Sub-Ser, RB
Callable 08/01/2024 @ 100
0.875%, 02/01/2046 (A)	2,000	2,003
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	2,016
Louisiana State, Offshore Terminal Authority, RB
1.650%, 09/01/2027 (A)	1,255	1,274
1.650%, 09/01/2034 (A)	1,760	1,787
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	8,265

		23,012

Maryland — 1.1%
Maryland State, Community Development Administration, RB
2.060%, 09/01/2021	3,000	3,014
Maryland State, Community Development Administration, Ser S, RB
Callable 01/31/2022 @ 100
0.625%, 06/01/2022	775	777
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,050
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
Callable 01/01/2025 @ 100
5.000%, 07/01/2045 (A)	6,250	7,204

		14,045

Massachusetts — 2.1%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	388
5.000%, 04/01/2025	400	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2021	$3,490	$3,546
5.000%, 10/01/2022	2,195	2,337
5.000%, 10/01/2023	2,400	2,658
Massachusetts State, Development Finance Agency, Lyman Terrace Phase II, RB
Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	4,250	4,281
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2021	400	401
5.000%, 07/01/2022	400	420
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,509
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	792
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2021	225	228
5.000%, 10/01/2027	425	526
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	654
5.000%, 07/01/2025	850	992
5.000%, 07/01/2026	1,000	1,195
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 06/10/2021 @ 100
0.160%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Chestnut Park Project, RB
2.400%, 12/01/2023 (A)	2,225	2,250
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,397

		26,042

Michigan — 2.4%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,308
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	1,038
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	500	526
5.000%, 07/01/2023	585	639

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hazel Park, School District, GO
4.000%, 05/01/2022	$2,290	$2,369
4.000%, 05/01/2023	1,515	1,625
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	2,450	2,554
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,118
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	482
Saline, Area Schools, Ser III, GO
5.000%, 05/01/2023	1,035	1,130
5.000%, 05/01/2024	1,050	1,193
Tender Option Bond Trust Receipts, Ser 2019-XF2837, RB
Callable 11/02/2029 @ 100
0.150%, 11/15/2050 (A)(C)	6,105	6,105
Tender Option Bond Trust Receipts, Ser 2021-XF2936, RB
0.230%, 12/01/2022 (A)(C)(D)	1,175	1,175
University of Michigan, RB
Callable 10/01/2021 @ 100
0.320%, 04/01/2033 (A)	3,035	3,037
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	2,000	2,046

		29,345

Minnesota — 1.0%
Minneapolis, Multifamily Housing, Madison Apartment Project, RB
Callable 11/01/2021 @ 100
1.550%, 11/01/2022 (A)	4,050	4,072
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	610	610
1.050%, 07/01/2026	1,240	1,240
0.950%, 01/01/2026	1,230	1,230
0.875%, 07/01/2025	1,215	1,215
0.800%, 01/01/2025	600	600
Minnesota State, Housing Finance Agency, Ser C, RB
Callable 07/06/2021 @ 100
1.600%, 08/01/2021	1,000	1,001
Minnesota State, Housing Finance Agency, Ser D, RB
Callable 07/06/2021 @ 100
1.400%, 02/01/2022	1,100	1,101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, White Oak Estates, Ser F, RB
Callable 07/06/2021 @ 100
1.350%, 08/01/2021	$1,555	$1,556

		12,625

Mississippi — 1.7%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	525
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
Callable 07/01/2021 @ 100
0.010%, 11/01/2035 (A)	7,000	7,000
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 07/06/2021 @ 100
2.500%, 04/01/2022	7,000	7,038
Mississippi State, Hospital Equipment & Facilities Authority, RB
5.000%, 01/01/2022	350	360
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	633
5.000%, 09/01/2023	810	889
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	2,076
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
Callable 06/16/2025 @ 100
1.375%, 08/01/2027 (A)	2,500	2,573

		21,094

Missouri — 0.9%
Missouri State, Health & Educational Facilities Authority, BJC Health System, Ser B, RB
4.000%, 05/01/2051 (A)	4,000	4,652
Missouri State, Health & Educational Facilities Authority, St. Louis University, Ser B1, RB
Callable 06/03/2021 @ 100
0.010%, 10/01/2035 (A)(D)	3,320	3,320
Missouri State, Health & Educational Facilities Authority, Still University of Health Services, RB
4.000%, 10/01/2021	730	738

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Public Utilities Commission, RB
Callable 09/01/2021 @ 100
0.500%, 03/01/2022	$2,000	$2,002
Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	242
2.000%, 03/01/2022	200	203

		11,157

Nebraska — 0.4%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	512
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2023 @ 100
0.600%, 01/01/2051 (A)	4,025	4,046

		4,558

Nevada — 1.9%
Carson City, Carson Tahoe Regional Medical Center, RB
5.000%, 09/01/2021	400	405
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8058, RB
Callable 08/03/2021 @ 100
0.510%, 02/01/2058 (A)(C)	22,430	22,430
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,015

		23,850

New Jersey — 6.6%
Bayonne, GO, AGM
0.724%, 07/01/2023 (B)	1,000	989
Gloucester County, Improvement Authority, The Rowan University Student Project, RB
Callable 03/01/2022 @ 100
0.600%, 03/01/2024	500	500
New Brunswick, Parking Authority, Ser B, RB
5.000%, 09/01/2021	150	152
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,075
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	1,014
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,317

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	$200	$210
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,000	1,082
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
1.280%, 09/01/2025 (A)	1,050	1,066
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	4,125	4,288
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2024	14,780	17,065
New Jersey State, Economic Development Authority, Ser BBB, RB
5.000%, 06/15/2021	620	621
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2023 (C)	3,500	3,886
New Jersey State, Economic Development Authority, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	4,229
5.250%, 04/01/2027 (A)	3,320	4,114
5.000%, 06/15/2023	240	263
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100
0.750%, 05/01/2023 (A)	1,000	1,005
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,479
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,515
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,189
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.500%, 12/15/2021	3,230	3,321
5.000%, 06/15/2021	500	501
New Jersey State, Turnpike Authority, Ser C, RB
0.664%, 01/01/2023 (A)	5,665	5,692

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser D1, RB
0.765%, 01/01/2024 (A)	$1,000	$1,010
Newark, Ser A, GO
5.000%, 10/01/2021	110	112
5.000%, 10/01/2022	850	896
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,709
Newark, Ser B, GO
5.000%, 10/01/2021	230	233
2.000%, 10/05/2021	1,160	1,167
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,207
Newark, Ser C, GO
2.000%, 10/05/2021	5,200	5,230
Orange Township, GO, AGM
2.000%, 12/01/2022	845	866
Passaic, Ser AB, GO
5.000%, 08/01/2021	515	519
5.000%, 08/01/2022	680	717
5.000%, 08/01/2024	695	792
5.000%, 08/01/2025	700	822
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,320
Ramsey Borough, GO
1.250%, 01/07/2022	1,060	1,066
Tender Option Bond Trust Receipts, Ser 2020-XM0912, RB
0.210%, 01/01/2027 (A)(C)	620	620
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2021	4,000	4,000

		81,859

New Mexico — 0.2%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	1,750	1,762
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	667

		2,429

New York — 8.3%
Cortland, Enlarged City School District, GO, RAN
1.500%, 07/30/2021	500	501
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
Callable 07/19/2021 @ 100
0.510%, 10/01/2045 (A)(C)(D)	2,000	2,000
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
Callable 03/01/2024 @ 100
1.650%, 09/01/2049 (A)	$1,600	$1,653
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	2,000	2,002
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
4.000%, 02/01/2022	3,230	3,310
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	2,100	2,262
Metropolitan New York, Transportation Authority, Ser D, RB
0.480%, 11/15/2044 (A)	1,000	995
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2021	350	358
5.000%, 12/01/2022	400	427
5.000%, 12/01/2023	400	444
5.000%, 12/01/2024	550	632
Nassau County, Industrial Development Agency, RB
Callable 07/01/2021 @ 100
0.010%, 01/01/2034 (A)	1,000	1,000
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	2,490	2,668
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	2,035	2,164
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	832
New York City, Housing Development Authority, RB
Callable 05/01/2022 @ 100
1.100%, 11/01/2059 (A)	12,500	12,582
New York City, Housing Development Authority, Ser C, RB
Callable 06/21/2021 @ 100
2.350%, 07/01/2022	8,730	8,784
New York City, Housing Development Authority, Ser S, RB
Callable 02/01/2022 @ 100
2.100%, 11/01/2058 (A)	600	607
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	840
New York City, Ser 3-REM, RB
Callable 06/03/2021 @ 100
0.160%, 04/01/2042 (A)	1,500	1,500

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser F, RB
Callable 02/01/2022 @ 100
5.000%, 08/01/2024	$750	$774
New York City, Ser F-1, RB
5.000%, 03/01/2023	1,500	1,625
New York State, Housing Finance Agency, RB
Callable 06/24/2021 @ 100
1.875%, 05/01/2050 (A)	655	655
New York State, Housing Finance Agency, Ser E, RB
Callable 01/01/2022 @ 100
0.850%, 11/01/2024	3,890	3,902
New York State, Housing Finance Agency, Ser E, RB
Callable 09/01/2023 @ 100
0.950%, 05/01/2025	2,110	2,114
New York State, Housing Finance Agency, Ser J, RB
Callable 07/01/2022 @ 100
0.750%, 05/01/2025	3,500	3,505
New York State, Housing Finance Agency, Ser L, RB
Callable 06/24/2021 @ 100
1.375%, 11/01/2022	560	560
New York State, Housing Finance Agency, Ser P, RB
Callable 12/01/2021 @ 100
1.600%, 11/01/2024	5,000	5,035
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	507
New York State, Mortgage Agency Revenue, Ser 139-REMK, AMT, RB
Callable 06/03/2021 @ 100
0.020%, 10/01/2037 (A)	2,200	2,200
New York State, Transportation Development, Delta Airlines, Inc. Laguardia Airport Terminals C&D Redevelopement Project, AMT, RB
5.000%, 01/01/2023	1,165	1,246
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	267
5.000%, 12/01/2023	510	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2021	$1,100	$1,126
5.000%, 12/01/2023	1,800	2,005
5.000%, 12/01/2024	900	1,039
5.000%, 12/01/2025	800	953
5.000%, 12/01/2026	1,000	1,227
New York State, Urban Development, Ser A-1, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2025	1,195	1,297
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
Callable 06/03/2021 @ 100
0.380%, 05/01/2047 (A)(C)	4,000	4,000
Oyster Bay, GO
4.000%, 11/01/2022	845	886
2.000%, 11/01/2021	835	841
Oyster Bay, Ser B, GO, BAM
5.000%, 08/15/2022	1,000	1,055
Oyster Bay, Ser C, GO, BAN
4.000%, 08/27/2021	1,120	1,130
Sherrill, School District, GO
1.500%, 06/25/2021	1,040	1,040
Suffolk County, Longwood Central School District, GO, TAN
2.000%, 06/25/2021	3,000	3,003
Suffolk County, Ser I, GO, TAN
3.000%, 09/24/2021	5,000	5,042
Suffolk County, Ser II, GO, TAN
2.000%, 08/19/2021	750	753
Tender Option Bond Trust Receipts, Ser 2020-XG0290, RB
Callable 05/15/2030 @ 100
0.070%, 11/15/2052 (A)(C)(D)	2,000	2,000
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 07/06/2021 @ 100
0.562%, 11/15/2027 (A)	2,680	2,681
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,250	1,337
Westchester County, Ser B, GO
2.000%, 10/18/2021	1,000	1,007
Yonkers, Ser A, GO
4.000%, 02/15/2023	265	281
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	297

		102,951

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Carolina — 1.8%
Charlotte, Housing Authority, Multifamily Housing Revenue, Heritage Park Apartments, RB
1.450%, 06/01/2022 (A)	$5,000	$5,000
Charlotte-Mecklenburg, Hospital Authority, Atrium Health, Ser H, RB
Callable 06/03/2021 @ 100
0.010%, 01/15/2048 (A)	595	595
Columbus County, Industrial Facilities & Pollution Control Financing Authority, RB
1.375%, 05/01/2034 (A)	1,000	1,029
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	14,000	15,702

		22,326

North Dakota — 0.1%
Larimore, GO
Callable 05/01/2022 @ 100
0.850%, 05/01/2024	1,700	1,701

Ohio — 2.4%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health, RB
5.000%, 12/01/2021	500	512
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,016
American Municipal Power, Carey Village Project, BAN
1.250%, 12/01/2021	425	427
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,081
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	545	614
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,000	1,004
Columbus, Ser A, GO Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	1,963
Fairview Park, City School District, GO
1.531%, 12/01/2022 (B)	515	512
Gahanna-Jefferson City, School District, RB, BAM
2.000%, 12/01/2021	710	717
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,283

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lorain, Ser A, GO, BAN
1.500%, 05/04/2022	$1,000	$1,012
Mahoning County, GO, BAN
1.000%, 09/13/2021	1,000	1,002
Mahoning County, Sales Tax, RB
1.000%, 09/13/2021	1,000	1,002
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,133
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	423
Ohio State, Housing Finance Agency, Sutter View Apartments, RB
Callable 07/01/2021 @ 100
1.620%, 07/01/2023 (A)	3,500	3,504
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	685
Ohio State, University Hospital Health System, Ser C, RB
5.000%, 01/15/2042 (A)	200	203
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
Callable 05/01/2022 @ 100
3.000%, 05/01/2023	5,000	5,006
Toledo, Various Purpose, GO
3.000%, 12/01/2021	180	182

		29,281

Oklahoma — 0.9%
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	1,000	1,001
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,063
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
Callable 06/30/2022 @ 100
1.625%, 07/06/2023	2,840	2,854
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 06/03/2021 @ 100
0.130%, 08/15/2031 (A)	1,000	1,000

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 07/01/2021 @ 100
0.120%, 08/15/2031 (A)	$1,000	$1,000
Oklahoma State, Development Finance Authority, Integris Obligated Group, Ser A, RB
5.000%, 08/15/2021	505	510
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
Callable 09/01/2029 @ 100
0.070%, 09/01/2045 (A)(C)(D)	1,365	1,365
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2021	1,650	1,669
Tulsa County, Industrial Authority, San Springs Public Schools Project, RB
5.000%, 09/01/2021	330	334
University of Oklahoma, Ser B, RB
4.000%, 07/01/2022	350	364

		11,160

Oregon — 0.1%
Deschutes & Jefferson Counties, School District, GO
0.655%, 06/15/2024 (B)	470	464
Port of Morrow, Ser A, GO
4.000%, 06/01/2022	220	228
4.000%, 06/01/2023	300	321
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	302

		1,315

Pennsylvania — 7.0%
Bethlehem, Area School District, Ser A, RB
Callable 06/21/2021 @ 100
0.542%, 01/01/2032 (A)	6,000	6,000
Butler County, General Authority Revenue, Hampton Tonwship School District Project, RB, AGM
Callable 06/03/2021 @ 100
0.050%, 09/01/2027 (A)	1,500	1,500
Cumberland County, Municipal Authority, RB
3.750%, 05/01/2044 (A)	1,000	1,005
Delaware County, Neuman University, RB
4.000%, 10/01/2021	200	202
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
0.450%, 09/01/2048 (A)	2,500	2,496

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hollidaysburg, School District, GO
1.000%, 07/15/2021	$500	$500
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	287
Laurel Highlands, School District, GO, BAM
3.000%, 08/01/2021	100	100
3.000%, 02/01/2022	100	102
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,676
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	380	398
4.000%, 05/01/2036 (A)	1,075	1,090
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	112
2.000%, 02/01/2023	200	206
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2021	3,000	3,000
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.220%, 06/01/2044 (A)	1,750	1,750
0.180%, 04/01/2034 (A)	750	750
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, AMT, RB
0.200%, 08/01/2045 (A)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 04/15/2022	450	469
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 12/01/2023 @ 100
0.450%, 06/01/2041 (A)	500	500
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,533
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,290

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	$1,000	$1,009
Pennsylvania State, Higher Educational Facilities Authority, RB
3.000%, 05/01/2033 (A)	940	955
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,727
5.000%, 06/15/2024	11,725	13,341
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Callable 09/01/2022 @ 100
5.000%, 03/01/2023	300	317
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,270	1,336
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	351
Pennsylvania State, Transportation Authority, RB
5.000%, 06/01/2021	500	500
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	725	818
4.000%, 12/01/2025	650	753
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
0.630%, 12/01/2023 (A)	2,500	2,521
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
0.730%, 12/01/2023 (A)	2,000	2,012
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,675
Philadelphia, Authority for Industrial Development, RB
Callable 07/01/2021 @ 100
0.120%, 09/01/2050 (A)	3,000	3,000
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,860
5.000%, 09/01/2023	3,000	3,293
Philadelphia, School District, Ser A, GO
4.000%, 06/30/2021	1,500	1,505
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/2022	1,200	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, Water & Sewer Authority, Ser C-REMK, RB, AGM
Callable 06/01/2023 @ 100
0.680%, 09/01/2040 (A)	$2,000	$2,019
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	146
Southcentral Pennsylvania, General Authortiy, RB
5.000%, 05/01/2022	100	104
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
Callable 09/01/2028 @ 100
0.070%, 09/01/2037 (A)(C)(D)	1,250	1,250
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 08/15/2023 @ 100
0.390%, 02/15/2024 (A)	2,850	2,864
Westmoreland County, Industrial Development Authority, Excela Health Project, Ser A, RB
4.000%, 07/01/2021	500	501
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	545

		86,598

Rhode Island — 0.3%
Rhode Island, Housing & Mortgage Finance, Ser S, RB
Callable 04/01/2022 @ 100
0.450%, 10/01/2040 (A)	1,000	1,001
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100
5.000%, 12/01/2023	2,475	2,639

		3,640

South Carolina — 2.2%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 07/06/2021 @ 100
0.430%, 01/01/2035 (A)	1,700	1,700
Laurens County, Water & Sewer Commission, RB
Pre-Refunded @ 100
1.375%, 07/01/2021 (F)	900	901
Patriots Energy Group, Financing Agency, Ser A, RB
Callable 11/01/2023 @ 100
4.000%, 10/01/2048 (A)	6,475	7,057

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina, Jobs-Economic Development Authority, Prism Health Obligation Group, RB
Callable 06/03/2021 @ 100
0.120%, 05/01/2048 (A)	$3,300	$3,300
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	596
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB
Callable 10/01/2021 @ 100
0.512%, 10/01/2031 (A)	11,530	11,536
Spartanburg County, School District, Ser D, GO
5.000%, 03/01/2022	2,180	2,257

		27,347

Tennessee — 0.6%
Lewisburg, Industrial Development Board, Multifamily Housing Revenue, Lewisburg Summit Apartments Project, RB
1.550%, 09/01/2022 (A)	2,000	2,021
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,313
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,165
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,598
Tennessee, Energy Acquisition Gas Project, Ser A, RB
Callable 02/01/2023 @ 100
4.000%, 05/01/2048 (A)	785	836

		6,933

Texas — 10.8%
Alamito, Public Facilities Corporation, RB
0.250%, 11/01/2021	5,000	5,000
Alamito, Public Facilities Corporation, RB
Callable 11/01/2021 @ 100
1.510%, 05/01/2037 (A)	1,500	1,507
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,999
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Sub-Ser F, RB
Callable 07/01/2024 @ 100
5.000%, 01/01/2025	$1,500	$1,705
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 07/06/2021 @ 100
4.000%, 01/01/2022	4,000	4,011
Central Texas, Turnpike System, Ser A, RB, AGM
0.419%, 08/15/2022 (B)	665	662
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 06/10/2021 @ 100
0.150%, 07/01/2031 (A)	550	550
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	3,520	3,534
1.250%, 02/15/2036 (A)	1,165	1,180
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,850	1,956
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,156
5.000%, 11/01/2026	1,250	1,535
5.000%, 11/01/2027	1,750	2,204
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,575	1,634
Dickinson, Independent School District, GO, PSF-GTD
1.350%, 08/01/2037 (A)	2,000	2,004
El Paso, Independent School District, GO
2.500%, 02/01/2040 (A)	1,000	1,004
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.950%, 08/01/2049 (A)	1,690	1,726
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	1,000	1,008
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,500	7,517
Goose Creek, Consolidated Independent School District, Ser B-REMK, GO, PSF-GTD
0.270%, 10/01/2049 (A)	2,000	2,001
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	2,500	2,672

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 06/01/2032 (A)	$2,015	$2,159
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2024 @ 101
5.000%, 06/01/2032 (A)	1,425	1,649
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
Callable 07/06/2021 @ 100
0.900%, 05/15/2050 (A)	1,000	1,000
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
Callable 06/10/2021 @ 100
0.150%, 07/01/2031 (A)	625	625
Harris County, Health Facilities Development, Christus Health Project, Ser A4, RB, AGM
Callable 06/10/2021 @ 100
0.150%, 07/01/2031 (A)	275	275
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	2,320	2,326
Houston, Airport System Revenue, Sub-Ser D, RB
5.000%, 07/01/2023	1,180	1,296
Houston, Combined Utility System Revenue, Ser C, RB
Callable 06/24/2021 @ 100
0.422%, 05/15/2034 (A)	2,110	2,110
Katy, Independent School District, Ser C, GO, PSF-GTD
Callable 06/14/2021 @ 100
0.348%, 08/15/2036 (A)	2,845	2,845
Lower Colorado, River Authority, LCRA Transmission Services Project, Ser 2020, RB
5.000%, 05/15/2022	1,180	1,234
Midland County, Public Facility, RB
Callable 12/01/2022 @ 100
0.350%, 06/01/2024 (A)	1,000	1,002
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,094
Mission, Economic Development, Republic Services Project, AMT, RB
0.200%, 01/01/2026 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	$8,695	$8,746
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2021 @ 100
1.420%, 08/01/2040 (A)	1,240	1,243
Northside, Independent School District, GO, PSF-GTD
0.700%, 06/01/2050 (A)	2,500	2,509
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
Callable 09/01/2022 @ 100
0.350%, 09/01/2023 (A)	1,500	1,502
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	239
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	9,145
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A-2, RB, FNMA
0.500%, 05/01/2024	1,190	1,191
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,007
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	750	801
South San Antonio, Independent School District, GO, PSF-GTD
0.502%, 08/15/2022 (B)	1,500	1,497
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
0.330%, 01/01/2061 (A)(C)	8,850	8,850
Tender Option Bond Trust Receipts, Ser 2021-XF1099, RB
Callable 01/01/2038 @ 100
0.330%, 01/01/2061 (A)(C)	2,710	2,710
Texas State, Department of Housing & Community Affairs, RB
Callable 02/01/2022 @ 100
0.700%, 08/01/2040 (A)	1,830	1,834
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
Callable 06/03/2021 @ 100
0.823%, 12/15/2026 (A)	1,110	1,118
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
0.811%, 09/15/2027 (A)	2,225	2,244

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	$1,800	$1,928
5.000%, 12/15/2023	500	557
Texas State, RB
4.000%, 08/26/2021	4,000	4,037
Weslaco, Housing Opportunities, Primrose Village Apartments, RB
1.420%, 01/01/2023 (A)	14,760	14,857

		134,200

Utah — 0.3%
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	506
4.000%, 10/15/2022	325	341
Utah State, Water Finance Agency, Ser B-2- REMK, RB
Callable 06/03/2021 @ 100
0.070%, 10/01/2035 (A)	3,500	3,500

		4,347

Virginia — 1.3%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,217
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/2041 (A)	2,000	2,002
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,232
Mizuho Floater, Ser 2020-MIZ9025, RB
Callable 07/06/2021 @ 100
0.110%, 11/01/2035 (A)(C)(D)	4,800	4,800
Wise County, Industrial Development Authority, Virginia Electric and Power Company Project, Ser A-RE, RB
0.750%, 10/01/2040 (A)	1,500	1,512

		16,763

Washington — 1.8%
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 06/21/2021 @ 100
0.330%, 11/01/2045 (A)	10,000	10,000
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100
0.480%, 11/01/2045 (A)	1,525	1,532
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,691

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Seattle, Housing Authority, Northgate Plaza Project, RB
Callable 06/01/2023 @ 100
1.000%, 06/01/2026	$1,000	$999
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 06/24/2021 @ 100
0.320%, 05/01/2045 (A)	5,000	5,000
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	135
5.000%, 05/01/2024	160	179
Washington State, Housing Finance Commission, College Glen Apartments Project, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,024

		22,560

West Virginia — 0.4%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	756
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,660
West Virginia, Economic Development Authority, Wheeling Power Company - Mitchell Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,046

		5,462

Wisconsin — 3.2%
Clayton, Ser B, RB
Callable 06/01/2024 @ 100
2.000%, 06/01/2026	1,155	1,181
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	246
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	677
Mizuho Floater, Ser 2020-MIZ9018, RB
0.330%, 07/01/2027 (A)(C)(D)	2,500	2,500
Public Finance Authority, Renown Regional Medical Center, RB
5.000%, 06/01/2022	550	576

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	$10,550	$10,550
1.100%, 04/01/2033 (A)	3,000	3,000
Tender Option Bond Trust Receipts, Ser 2020-XF2873, RB
Callable 07/06/2021 @ 105
0.280%, 04/01/2029 (A)(C)(D)	1,400	1,400
Tender Option Bond Trust Receipts, Ser 2020-XF2887, RB
Callable 06/15/2026 @ 108
0.280%, 06/15/2038 (A)(C)(D)	750	750
Tender Option Bond Trust Receipts, Ser 2020-XF2925, RB
Callable 06/15/2030 @ 100
0.230%, 06/15/2045 (A)(C)(D)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2021-XF1222, RB, AGM
0.180%, 12/15/2028 (A)(C)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2021-XF2933, RB
Callable 06/15/2029 @ 100
0.230%, 12/15/2040 (A)(C)	1,650	1,650
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health, RB
Callable 01/27/2022 @ 100
0.480%, 08/15/2054 (A)	600	601
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,244
0.650%, 03/01/2025	1,700	1,699
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (A)	600	599
Wisconsin State, Ser A, GO
Pre-Refunded @ 100
4.000%, 05/01/2022 (F)	10,715	11,099

		39,772

Multi-State — 0.8%
BB&T Municipal Trust, RB
0.850%, 11/30/2021 (A)(C)(D)	334	334
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.210%, 12/01/2024 (A)(C)	9,600	9,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
JPMorgan Chase Putters, Ser 5033, AMT, RB
Callable 08/18/2021 @ 100
0.210%, 02/16/2022 (A)(C)(D)	$100	$100

		10,034

Total Municipal Bonds (Cost $1,230,451) ($ Thousands)		1,244,187

Total Investments in Securities — 100.1% (Cost $1,230,451) ($ Thousands)		$1,244,187

Percentages are based on Net Assets of $1,243,278 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2021, the value of these securities amounted to $126,061 ($ Thousands), representing 10.1% of the Net Assets of the Fund.

(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Security is escrowed to maturity.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

As of May 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there were no transfers of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.8%
California — 98.8%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,595
5.000%, 09/02/2025	990	1,173
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,392
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,484
5.000%, 02/01/2028	4,000	5,091
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,482
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	699
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	521
5.000%, 04/01/2030	425	563
5.000%, 04/01/2031	470	634
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	478
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	773
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	915
California State, GO
5.000%, 08/01/2026	9,000	11,065
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,683
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,344
5.000%, 08/01/2031	5,000	6,254
California State, GO
Callable 11/01/2030 @ 100
5.000%, 11/01/2031	7,500	10,111
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	$1,500	$1,894
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	418
5.000%, 06/01/2026	350	365
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,379
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,068
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,292
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	1,500	1,891
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,213
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,270
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	619
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	978	1,155
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,462	1,772
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,114
5.000%, 11/01/2030	3,000	4,029

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 06/24/2021 @ 100
0.440%, 08/01/2047 (A)	$3,500	$3,500
California State, Infrastructure & Economic Development Bank, Ser B, RB
Callable 08/01/2029 @ 100
5.000%, 11/01/2029	2,125	2,781
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	376
5.000%, 02/01/2024	500	558
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,267
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,160
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	584
5.000%, 07/01/2027	1,170	1,438
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	540
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,439
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,258
5.000%, 06/30/2029	1,300	1,629
5.000%, 12/31/2029	1,000	1,249
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	588
5.000%, 06/01/2026	310	375
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	905
5.000%, 05/15/2030	900	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	$500	$605
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	2,062
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,195
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,521
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,136
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,339
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (B)	825	905
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2022	500	531
5.000%, 10/01/2023	500	552
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	5,292
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 07/06/2021 @ 100
3.000%, 07/01/2025	2,800	2,805
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,282
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,193
5.000%, 03/01/2029	1,300	1,697
California State, Various Purpose, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	2,000	2,122

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	$4,130	$4,485
California State, Various Purpose, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	3,000	3,355
California State, Various Purpose, GO
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,622
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,465
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,198
Contra Costa, Transportation Authority, Ser A, RB
Callable 06/24/2021 @ 100
0.315%, 03/01/2034 (A)	3,000	3,000
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,532
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,173
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,480	1,628
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,734
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025	3,365	3,947
5.000%, 06/01/2026	1,500	1,813
5.000%, 06/01/2027	5,000	6,203
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,890
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	845
5.000%, 11/01/2025	1,000	1,197
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	723
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 05/01/2026	$500	$603
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	496
5.000%, 08/01/2025	570	671
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,221
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,322
5.000%, 05/15/2027	2,000	2,463
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,135
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,760
Long Beach, Marina Revenue, RB
5.000%, 05/15/2022	900	938
5.000%, 05/15/2023	700	756
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	736
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,940
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,306
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	6,990	8,677
5.000%, 05/15/2028	1,000	1,269
5.000%, 05/15/2029	3,000	3,877
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,205
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,346
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,186
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,372
5.000%, 07/01/2026	1,000	1,224
5.000%, 07/01/2029	3,940	5,211

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Ser A, GO
Callable 01/01/2031 @ 100
5.000%, 07/01/2031	$5,000	$6,809
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,267
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,309
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	1,500	1,727
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,377
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,272
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,309
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,261
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	663
5.000%, 10/01/2026	500	610
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100
4.000%, 08/01/2028	1,000	1,197
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	610
5.000%, 09/01/2025	1,000	1,194
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,220
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,309
5.000%, 12/01/2029	500	668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	$850	$1,044
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	1,000	1,230
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	573
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,154
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	588
5.000%, 07/01/2026	400	483
5.000%, 07/01/2027	500	619
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,237
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,385
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,546
San Diego County, Water Authority, Sub-Ser S1, RB
Callable 03/15/2028 @ 100
5.000%, 05/01/2028	2,500	3,217
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,235
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	399
5.000%, 10/15/2030	400	541
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,188
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	593

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
Callable 08/01/2029 @ 100
4.000%, 08/01/2031	$2,000	$2,489
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,982
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,179
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	3,406
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	2,500	3,392
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,621
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	290
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	467
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,293
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,805
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	10	10
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,560
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,385

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	$1,000	$1,163
5.000%, 03/01/2026	1,780	2,128
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	648
5.000%, 03/01/2030	700	923
5.000%, 03/01/2031	860	1,157
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,259
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,087
3.000%, 08/01/2033	2,580	2,800
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,709
Solano County, COP
5.000%, 11/01/2025	700	833
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Pre-Refunded @ 100
5.000%, 03/01/2022 (C)	725	752
South Orange County, Public Financing Authority, Special Tax, Ser A
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	750
5.000%, 08/15/2024	1,000	1,035
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,665
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	500	502
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,282
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	1,079
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,508

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 01/01/2024 @ 100
5.000%, 04/01/2024	$1,000	$1,123
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	507
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,217
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,210
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	684
4.000%, 08/01/2028	435	516
4.000%, 08/01/2029	735	882
4.000%, 08/01/2030	1,320	1,599
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,209
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,102
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,274
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,140
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,289
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,512
Western, Municipal Water District Facilities Authority, Ser A, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,703
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,706

Total Municipal Bonds (Cost $331,637) ($ Thousands)		348,985

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,085,082	$1,085
Total Cash Equivalent (Cost $1,085) ($ Thousands)		1,085

Total Investments in Securities — 99.1% (Cost $332,722) ($ Thousands)		$350,070

Percentages are based on Net Assets of $353,174 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2021, the value of these securities amounted to $2,967 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	348,985	–	348,985
Cash Equivalent	1,085	–	–	1,085

Total Investments in Securities	1,085	348,985	–	350,070

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,952	$ 49,770	$ (50,637)	$ —	$ —	$ 1,085	1,085,082	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.0%
Massachusetts — 97.0%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,254
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	564
Boston, Ser A, GO
Callable 11/01/2030 @ 100
4.000%, 11/01/2031	1,500	1,894
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	502
Hingham, GO
Callable 08/15/2028 @ 100
4.000%, 02/15/2030	340	416
4.000%, 02/15/2031	320	389
Lowell, GO
5.000%, 09/01/2027	1,520	1,919
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	683
5.250%, 07/01/2031	750	1,047
5.000%, 07/01/2025	1,000	1,187
5.000%, 07/01/2026	1,000	1,224
5.000%, 07/01/2027	1,500	1,887
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,372
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	547
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,777
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,203
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	1,049
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,305
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,266
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	$585	$748
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,316
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	240
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,286
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	587
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	570
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	609
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	570
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	245
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,222
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,802
5.000%, 10/15/2028	500	653
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	859
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,134
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	509
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 10/01/2025	$970	$1,160
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,149
5.000%, 07/01/2025	1,000	1,184
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	500	593
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102
5.000%, 07/01/2050 (B)	1,000	1,305
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	585
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	444
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	967
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,219
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	765
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	271
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	457
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	526
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	667

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	$1,000	$1,239
5.000%, 07/01/2029	840	1,082
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,240
5.000%, 07/01/2028	1,000	1,265
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	308
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,186
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,265
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	596
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,215
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,225
5.000%, 07/01/2027	1,000	1,259
5.000%, 01/01/2028	1,500	1,913
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,215
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,540
5.000%, 09/01/2028	1,000	1,296
5.000%, 11/01/2030	1,000	1,355
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,234
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,137
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,220
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,293
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,148

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2030	$1,500	$1,979
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	500	590
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,237
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	592
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,503
Worcester, GO
Callable 02/15/2028 @ 100
4.000%, 02/15/2030	285	340

Total Municipal Bonds (Cost $76,709) ($ Thousands)		80,818

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,351,256	1,351

Total Cash Equivalent (Cost $1,351) ($ Thousands)		1,351

Total Investments in Securities — 98.6% (Cost $78,060) ($ Thousands)		$82,169

Percentages are based on Net Assets of $83,313 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2021.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	80,818	–	80,818
Cash Equivalent	1,351	–	–	1,351

Total Investments in Securities	1,351	80,818	–	82,169

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$579	$14,415	$(13,643)	$-	$-	$1,351	1,351,256	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 95.2%
Delaware — 2.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,285
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,117

		2,402

New Jersey — 80.3%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	940
Bergen County, GO
Callable 07/15/2027 @ 100
3.000%, 07/15/2029	1,000	1,128
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,568
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,118
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	488
5.000%, 01/15/2026	1,820	2,187
Carlstadt, School District, GO
5.000%, 05/01/2023	500	545
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	567
Essex County, GO
5.000%, 08/01/2025	2,500	2,969
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,218
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
Callable 07/01/2030 @ 100
5.000%, 07/01/2031	375	491
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	594
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,169
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	$500	$605
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	149
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	507
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,211
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,895
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,244
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,524
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,042
5.000%, 06/15/2024	685	713
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,102
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,243
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,588
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,427
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,732

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	$1,000	$1,174
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,174
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2033	1,360	1,737
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,201
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,196
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	995	1,008
5.250%, 09/01/2021 (A)	80	80
5.000%, 09/01/2023	1,000	1,108
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,017
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	881
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,051
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,440
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,096
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,333

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Meridian Health System Obligated Group, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$985	$1,035
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,224
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2022	500	526
5.000%, 07/01/2025	1,000	1,184
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (B)	1,500	1,820
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,623
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,113
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,604
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	665	706
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	838
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	875	940
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	254
5.000%, 07/01/2029	270	350

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	$260	$335
5.000%, 07/01/2031	375	481
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (C)	1,400	1,473
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2030	1,000	1,259
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,570
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,643
5.250%, 12/15/2021 (A)	15	15
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,747
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,259
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,160
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,214
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,750
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	960	1,200
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (C)	90	94
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	$400	$438
5.000%, 06/15/2024	315	359
5.000%, 06/15/2025	250	295
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	645
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,199
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	633
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	720	760
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100
3.000%, 08/01/2030	540	599
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	648
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (C)	575	674
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	623
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,135	1,164
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	582
Washington Township, Ser A, BAN
1.750%, 06/22/2021	1,000	1,001

		97,430

New York — 10.1%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,718
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2032	2,415	3,108
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,224

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	$1,000	$1,118
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,105

		12,273

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,817
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,591

		3,408

Total Municipal Bonds (Cost $109,456) ($ Thousands)		115,513

	Shares
CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,206,588	4,207

Total Cash Equivalent (Cost $4,207) ($ Thousands)		4,207

Total Investments in Securities — 98.7% (Cost $113,663) ($ Thousands)		$119,720

Percentages are based on Net Assets of $121,307 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2021.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of May 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	115,513	–	115,513
Cash Equivalent	4,207	–	–	4,207

Total Investments in Securities	4,207	115,513	–	119,720

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands)

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,014	$16,747	$(13,554)	$—	$—	$4,207	4,206,588	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.0%
New York — 99.0%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$1,180
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	699
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	498
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,036
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	420
5.000%, 08/01/2027	275	339
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	618
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,158
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	209
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,207
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	589
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	552
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	977
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,228
5.000%, 09/01/2027	1,000	1,262
Long Island, Power Authority, RB
Callable 09/01/2023 @ 100
1.000%, 09/01/2025	1,000	1,011
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,262
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	$1,000	$1,070
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,828
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,447
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,386
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,187
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,069
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,206
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	889
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,283
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	812
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,940
Nassau County, Interim Finance Authority, Ser A, RB
Callable 05/15/2031 @ 100
4.000%, 11/15/2032	1,000	1,274
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	941
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,196
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,253

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	$2,000	$2,227
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,590
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,136
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,714
New York City, Housing Development Authority, Ser C, RB
Callable 06/21/2021 @ 100
2.350%, 07/01/2022	1,000	1,006
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,261
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	2,235
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,258
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,451
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,927
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,256
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,450
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,788
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	583
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	$2,000	$2,745
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,511
New York State, Dormitory Authority, Catholic Health System Obligated Group, RB
5.000%, 07/01/2027	570	699
5.000%, 07/01/2028	665	833
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,143
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	551
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,176
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,145
5.000%, 07/01/2027	500	629
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,441
New York State, Dormitory Authority, Montefiore Obligated Group, RB
5.000%, 08/01/2028	1,500	1,883
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	2,102
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,043
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,097
5.000%, 07/01/2024	1,000	1,140
New York State, Dormitory Authority, RB
5.000%, 09/01/2027	750	924
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,500	1,829
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	898

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	$1,000	$1,210
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2025	2,000	2,346
5.000%, 07/01/2025	500	592
5.000%, 07/01/2026	1,100	1,343
5.000%, 03/15/2031	2,000	2,703
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,538
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,146
New York State, Dormitory Authority, Ser A, RB, AGM
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,200	1,563
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,908
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,326
5.000%, 03/15/2026 (B)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,866
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	501
4.000%, 07/01/2030	830	1,023
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,163
New York State, Dormitory Authority, State University Dormitory Facilities Project, Ser A, RB
5.000%, 07/01/2025	1,000	1,171
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,842

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	$500	$613
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	1,000	1,099
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,078
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,617
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	2,151
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,409
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,232
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,323
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,453
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,025
New York State, Urban Development, RB
5.000%, 03/15/2025	500	586
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,406
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100
5.000%, 03/15/2032	1,615	2,119
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	795

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oyster Bay, GO, AGM
4.000%, 03/01/2028	$825	$994
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	940
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	550
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,885
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,439
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,302
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,592
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,675
5.000%, 11/15/2024	2,000	2,319
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,361
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,233
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,251
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	886
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	250	263
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,196
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	303
5.000%, 07/01/2026	300	348
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	604

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	$1,800	$2,054

Total Municipal Bonds (Cost $157,755) ($ Thousands)		166,219

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,711,758	1,712
Total Cash Equivalent (Cost $1,712) ($ Thousands)		1,712

Total Investments in Securities — 100.0% (Cost $159,467) ($ Thousands)		$167,931

Percentages are based on Net Assets of $168,008 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	166,219	–	166,219
Cash Equivalent	1,712	–	–	1,712

Total Investments in Securities	1,712	166,219	–	167,931

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

New York Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,569	$ 36,996	$ (36,853)	$ —	$ —	$ 1,712	1,711,758	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

Pennsylvania — 98.3%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,885
5.000%, 02/01/2030	500	661
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	657
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,174
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB
6.000%, 07/01/2023	1,000	1,120
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,613
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,274
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,155
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,238
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	595
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,228
Chester County, GO
5.000%, 07/15/2028	315	408
Chester County, GO
Callable 01/15/2029 @ 100
4.000%, 07/15/2029	300	371
4.000%, 07/15/2030	250	306
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	224
5.000%, 09/01/2029	375	494
Chester County, School Authority, Chester County Intermediate Unit Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,195
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,847

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	$780	$1,026
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,178
Daniel Boone, Area School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	780	915
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	258
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	684
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	600
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	596
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	744
5.000%, 11/01/2026	425	522
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,263
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,629
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,270
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
0.450%, 09/01/2048 (B)	2,000	1,997
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	763
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	654
Geisinger, Health System Authority, RB
Callable 08/15/2026 @ 100
5.000%, 04/01/2043 (B)	1,000	1,223
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,156
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,144

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	$800	$883
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,657
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	612
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
Callable 10/01/2028 @ 100
4.000%, 10/01/2030	400	473
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,487
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	1,700	1,844
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,174
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,196
5.000%, 09/01/2026	690	805
5.000%, 09/01/2027	660	767
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,123
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,058
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	589
5.000%, 09/01/2028	1,500	1,905
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	$500	$664
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,156
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	502
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	444
Octorara Area, School District, GO, AGM
Callable 10/01/2028 @ 100
4.000%, 04/01/2029	900	1,092
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	614
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,157
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 10/15/2029	750	985
5.000%, 10/15/2030	925	1,238
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	1,054
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,008
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,205
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,144
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,303
5.000%, 08/15/2025	1,995	2,370
5.000%, 01/01/2026	5,000	6,005
5.000%, 05/01/2030	1,000	1,334
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,422
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	935

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	$1,000	$1,215
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,859
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,823
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	983
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,070
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,259
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	701
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,740
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	639
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,823
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,545
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	$1,635	$1,942
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	615
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	502
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	559
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2029	700	923
5.000%, 12/01/2030	525	705
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	402
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2031	1,000	1,344
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	722
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	631
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,413
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,170
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	3,105
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,262
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,519
5.000%, 08/01/2027	1,705	2,098

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	$2,200	$2,598
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,424
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
Callable 08/01/2030 @ 100
5.000%, 08/01/2031	1,000	1,318
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	941
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	544
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,216
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,166
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	501
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,525
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,098
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,219
5.000%, 08/01/2027	1,000	1,251
Philadelphia, Water & Wastewater Revenue Authority, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2032	1,250	1,681
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	923
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	587
5.000%, 11/01/2027	1,800	2,292
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, GO
5.000%, 09/01/2027	$415	$518
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	645	744
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	489
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,173
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,442
5.000%, 09/01/2029	750	983
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	590
Quaker Valley, School District, GO
Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	333
5.000%, 10/01/2031	325	432
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,512
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,170
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,152
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	611
5.000%, 06/01/2025	500	591
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,947
5.000%, 03/01/2027	1,000	1,237
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	915
State College Area, School District, GO
5.000%, 05/15/2028	280	361
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	481

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	$1,255	$1,498
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,220
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 02/15/2026 @ 100
4.000%, 04/15/2026	1,225	1,420
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,135
5.000%, 08/15/2026	610	731
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,188
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,184

Total Municipal Bonds (Cost $164,402) ($ Thousands)		175,560

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,882,015	1,882

Total Cash Equivalent (Cost $1,882) ($ Thousands)		1,882

Total Investments in Securities — 99.4% (Cost $166,284) ($ Thousands)		$177,442

Percentages are based on Net Assets of $178,592 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2021.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2021 , in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	175,560	–	175,560
Cash Equivalent	1,882	–	–	1,882

Total Investments in Securities	1,882	175,560	–	177,442

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$264	$21,802	$(20,184)	$ -	$ -	$1,882	1,882,015	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 71.0%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$838
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Callable 07/01/2025 @ 103
6.000%, 07/01/2045 (A)	795	818
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,115
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	2,280
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (B)	1,565	1,720
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
Callable 05/01/2029 @ 100
4.500%, 05/01/2032 (A)	929	987

		20,758

Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	200	8

Arizona — 1.5%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,578
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,230
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
Callable 07/01/2029 @ 100
4.500%, 01/01/2040	965	898
4.500%, 01/01/2049	1,000	943

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (A)	$3,000	$3,350
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,728
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	459
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,912
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,628
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	1,107
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 07/06/2021 @ 100
5.000%, 06/01/2037	265	265
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 07/06/2021 @ 100
4.000%, 10/01/2023 (A)	420	420

		19,518

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103
4.500%, 09/01/2049 (A)	4,250	4,690

California — 6.3%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,472
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,141

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100
5.000%, 02/01/2050 (A)	$1,000	$1,154
California State, Community Housing Agency, The Arbors, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2050 (A)	1,000	1,162
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (A)	2,500	2,875
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	6,175
California State, Educational Facilities Authority, Stanford University, RB
5.000%, 04/01/2051	1,000	1,603
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
6.479%, 01/01/2035 (E)	935	463
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,135
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,333
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,750	3,185
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	3,500	1,067
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,715

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	$1,500	$1,717
California State, Public Finance Authority, Enso Village Project, RB
Callable 11/15/2029 @ 102
5.000%, 11/15/2046 (A)	500	558
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,090
5.000%, 06/01/2051 (A)	1,000	1,088
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	100	103
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.500%, 12/01/2058 (A)	2,150	2,553
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,824
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 07/06/2021 @ 100
6.000%, 05/01/2037	7,500	7,530
Chino, Public Financing Authority, SAB
Pre-Refunded @ 100
5.000%, 09/01/2022 (D)	3,180	3,368
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,249
Long Beach, Towne Center Project, SAB
Callable 10/01/2021 @ 100
5.400%, 10/01/2023	650	661
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,164
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,690

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
12.789%, 08/01/2038 (E)	$5,410	$3,767
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,149
5.000%, 09/01/2031	1,000	1,147
5.000%, 09/01/2032	1,000	1,145
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,090	1,225
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,045
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26
6.051%, 06/01/2054 (E)	5,700	1,106
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 06/21/2021 @ 22
7.496%, 06/01/2046 (E)	12,000	2,578
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	2,500	2,855
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	852
University of California, Ser Q, RB
Callable 05/15/2031 @ 100
4.000%, 05/15/2051	2,000	2,394
Windsor, Unified School District, Election 2008, Ser D, GO
13.340%, 08/01/2035 (E)	1,800	1,327

		84,665

Colorado — 1.7%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	500	542
5.000%, 12/01/2048	500	539
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	$500	$550
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,349
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (A)	685	690
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100
4.000%, 11/15/2043	1,000	1,173
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2049	5,000	5,661
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022 (F)	500	522
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	820
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,246
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,450	1,509
Great Western, Metropolitan District, GO
Callable 12/01/2025 @ 102
4.750%, 12/01/2050	1,000	1,090
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	956
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	593
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,964

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	$1,090	$1,143
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	991
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	527

		22,422

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,110
5.000%, 09/01/2053 (A)	1,500	1,659
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,698
Connecticut State, Special Tax Revenue, Special Tax
Callable 05/01/2030 @ 100
5.000%, 05/01/2038	5,500	7,126
New Haven, Ser A, GO
5.000%, 08/01/2026	580	689
5.000%, 08/01/2027	1,000	1,214

		17,496

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	436
4.625%, 09/01/2032	1,635	1,674

		2,110

Florida — 2.6%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	544
8.000%, 10/01/2042	1,000	1,082

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	$1,325	$1,422
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,130
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	483
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103
5.000%, 07/01/2053	750	305
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	1,000	1,087
Capital Trust Agency, Wonderful Foundations Charter, RB
Callable 07/01/2030 @ 100
5.000%, 01/01/2055 (A)	3,500	3,948
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049 (A)	2,500	2,709
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 07/06/2021 @ 103
6.250%, 01/01/2049 (A)(B)	320	325
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 07/06/2021 @ 104
6.500%, 01/01/2049 (A)(B)	2,105	2,137
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021 (F)	100	100
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	592
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,865	2,026

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	$650	$669
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038	400	192
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.477%, 10/01/2032 (E)	2,900	2,174
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,443
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	990	1,037
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,070
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	3,860
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	721
4.000%, 05/15/2028	1,205	1,354
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.750%, 11/15/2054	685	716
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	387
4.500%, 05/01/2023	145	149

		34,662

Georgia — 2.1%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	$1,500	$1,481
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,680
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	600
5.000%, 01/01/2063	1,700	2,039
4.000%, 01/01/2049	1,000	1,133
Houston County, Healthcare System, Houston Hospital, RB
Callable 04/01/2024 @ 100
5.000%, 10/01/2031 (B)	11,600	12,561
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,506

		28,080

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	411

Illinois — 7.7%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 07/06/2021 @ 100
5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO
4.741%, 12/01/2023 (E)	545	532
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,388
5.000%, 12/01/2034	1,400	1,719
5.000%, 12/01/2035	1,500	1,839
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,202
5.000%, 12/01/2027	500	613
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100
5.250%, 12/01/2035	2,500	2,787
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,997

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	$3,000	$3,603
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,973
Chicago, O’Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2052	3,125	3,783
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,946
5.500%, 01/01/2037	2,440	2,741
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	12,763
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	1,600	1,661
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	2,910
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2033	2,000	2,177
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100
2.450%, 10/01/2039 (B)	1,250	1,343
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
6.250%, 12/01/2052 (C)	1,485	–
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	202
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,750	1,291
5.000%, 02/15/2037 (C)	1,750	1,287
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (C)	1,000	919
Illinois State, Finance Authority, Navistar International Project, RB
4.750%, 10/15/2040 (A)(B)	1,200	1,277

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	$500	$586
Illinois State, GO
5.500%, 05/01/2030	2,000	2,638
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,624
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,435
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2026	4,500	5,039
Illinois State, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	2,000	2,161
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,908
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	3,023
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	7,387
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,085
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	3,129
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.406%, 06/15/2045 (E)	7,500	3,852
Northern Illinois University, RB, BAM
Callable 04/01/2031 @ 100
4.000%, 10/01/2043	625	729
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,595
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,475
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
5.795%, 01/01/2033 (E)	100	75
5.565%, 01/01/2031 (E)	300	241
5.122%, 01/01/2029 (E)	400	344

		103,529

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 1.1%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	$1,000	$1,087
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	14,200	13,458
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (D)	470	478

		15,023

Iowa — 0.2%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	253
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
0.000%, 05/15/2056 (C)	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (B)	626	672
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103
5.000%, 03/01/2028	1,310	1,446
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	866

		3,239

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,088
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2050	600	632
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	544
5.000%, 05/15/2047	1,000	1,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Unified Government, RB
7.600%, 09/01/2034 (A)(E)	$2,500	$804

		4,117

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	982
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.000%, 11/15/2036	1,700	1,673

		2,655

Louisiana — 1.0%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	1,000	1,179
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (A)	500	529
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.500%, 11/01/2039 (A)	800	903
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	6,000	7,686
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,178
2.000%, 06/01/2037 (B)	2,035	2,080

		13,555

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	2,000	1,100

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	$2,600	$2,945

		4,045

Maryland — 1.3%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2021 (D)	4,500	4,600
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	10,952
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,806

		17,358

Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,924
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 06/14/2021 @ 100
6.000%, 01/01/2028	110	111

		2,035

Michigan — 2.3%
Detroit, GO
5.000%, 04/01/2026	1,000	1,164
Detroit, Ser B-1, GO
Callable 07/06/2021 @ 100
4.000%, 6.000%, 04/01/2034,
04/01/2044 (B)(G)	3,800	3,598
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 07/06/2021 @ 100
5.000%, 11/01/2036	300	300
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	$5,750	$5,988
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
4.300%, 09/01/2030	120	127
Michigan State, Finance Authority, Public School Acamdemy, Bradford Academy Project, RB
Callable 09/01/2030 @ 100
5.000%, 09/01/2050	310	329
4.800%, 09/01/2040	185	197
Michigan State, Finance Authority, RB
6.658%, 06/01/2045 (E)	5,000	1,388
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	4,500	4,738
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 06/21/2021 @ 13
9.988%, 06/01/2046 (E)	21,000	2,621
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
17.464%, 06/01/2058 (E)	125,250	6,527

		30,382

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	885	947
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	750	859
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2055	710	772
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(B)	500	541
St. Cloud, Health Care Revenue, Centracare Health System, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,484

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	$415	$393

		7,996

Missouri — 0.4%
Cape Girardeau County, Industrial Development Authority, Southeast Health, RB
Callable 03/01/2031 @ 100
4.000%, 03/01/2046	1,000	1,136
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102
5.000%, 08/15/2051	1,050	1,143
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	145	147
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,385	2,695

		5,121

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,608

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,297
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,260

		7,557

Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	2,500	2,199
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
8.378%, 07/01/2058 (A)(E)	$10,000	$1,063
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31
7.058%, 07/01/2058 (A)(E)	21,000	3,502

		9,858

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,390

New Jersey — 2.2%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	3,088
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,142
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2026 (A)	8,500	10,386
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	445	450
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,311
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,685
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	3,770	4,430
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.550%, 12/15/2030 (E)	1,000	823
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,433

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	$2,500	$2,788

		29,536

New York — 8.2%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,684
Hempstead Town, Local Development, Acadamy Charter School Project, RB
Callable 02/01/2030 @ 100
4.600%, 02/01/2051	500	504
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,190
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	15,083
Metropolitan Transportation Authority, Ser D, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	1,250	1,556
Monroe County, Industrial Development, Ann’s Community Project, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2040	1,500	1,654
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
5.040%, 03/01/2026 (B)	425	443
5.030%, 03/01/2025 (B)	400	416
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 06/21/2021 @ 12
17.471%, 06/01/2055 (E)	57,000	6,045
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 06/21/2021 @ 10
10.919%, 06/01/2055 (E)	28,000	2,836
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	9,210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	$1,000	$1,510
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,095
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,508
5.000%, 11/15/2044 (A)	10,750	11,885
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,507
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,738
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	545	672
5.000%, 01/01/2031	1,000	1,221
5.000%, 01/01/2033	4,085	4,960
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
4.375%, 10/01/2045	3,000	3,553
New York State, Transportation Development, JFK International Airport Project, AMT, RB
Callable 08/01/2030 @ 100
5.250%, 08/01/2031	1,500	1,788
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2049	4,440	5,193
Suffolk, Tobacco Asset Securitization, Ser D, RB
Callable 07/06/2021 @ 12
11.166%, 06/01/2048 (E)	18,250	2,124
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (A)	2,000	2,038

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	$5,790	$7,051
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2045	4,250	4,681
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,000
5.250%, 09/15/2053	2,500	2,477

		109,633

North Carolina — 0.2%
North Carolina State, Medical Care Commission, Lutheran Services for Aging, RB
Callable 03/01/2028 @ 103
4.000%, 03/01/2051	1,000	1,071
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	484
5.000%, 09/01/2023	610	652
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	512

		2,719

North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
Callable 06/15/2026 @ 103
7.000%, 12/15/2043 (A)	1,500	1,501
6.625%, 12/15/2031 (A)	1,000	1,000

		2,501

Ohio — 4.0%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/2030 @ 100
4.000%, 06/01/2048	6,000	6,941
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
5.942%, 06/01/2057 (E)	59,500	9,575
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	7,435	8,613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	$2,460	$2,849
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2044	4,000	4,699
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,267
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	231
6.500%, 12/01/2037 (A)(C)	1,100	390
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.250%, 04/01/2049 (A)	1,900	913
6.000%, 04/01/2038 (A)	1,615	776
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	3,420	3,573
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,728
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2049 (A)	2,250	2,536
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,560
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
Callable 12/01/2027 @ 103
7.000%, 12/01/2042 (A)	3,000	3,393

		54,044

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,654

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	$2,980	$3,325
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,267
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	11
6.875%, 11/01/2046 (C)	1,081	5
6.625%, 11/01/2036 (C)	522	3

		7,265

Oregon — 0.3%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2052	1,500	1,644
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	11,100	2,386

		4,030

Pennsylvania — 1.9%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	343
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,599
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	309
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	556
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,135
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	$2,000	$2,454
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(B)	2,040	2,268
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2047	2,750	3,542
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,072
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,148
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,071
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,312
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	545	556
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	345	351

		25,887

Puerto Rico — 5.9%
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (C)	2,000	247
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (C)	1,000	124
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2032 (C)	1,500	1,333
5.125%, 07/01/2028 (C)	560	500

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2039 (C)	$3,000	$2,527
5.000%, 07/01/2041 (C)	5,300	4,253
Puerto Rico Commonwealth, Ser B, GO
5.000%, 07/01/2035 (C)	1,600	1,432
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
Callable 07/06/2021 @ 100
4.500%, 07/01/2036	810	825
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2029 (C)	2,920	2,789
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	192
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	5,250	5,027
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2021 (C)	2,000	1,910
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 07/06/2021 @ 100
0.655%, 07/01/2029 (B)	9,040	8,336
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,328
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	1,265	1,203
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,390	9,143
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (C)	2,000	1,017
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (C)	2,340	1,190
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (C)	3,040	1,547
Puerto Rico, Public Buildings Authority, Ser S, RB
6.000%, 07/01/2041	4,000	4,000
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
Callable 07/01/2028 @ 100
4.784%, 07/01/2058	11,604	13,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
6.448%, 07/01/2051 (E)	$46,000	$10,821
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	6,043	6,778

		79,531

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,226
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/21/2021 @ 16
7.005%, 06/01/2052 (E)	6,890	1,121

		2,347

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2046	2,000	2,535
4.000%, 12/01/2044	2,000	2,352
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	1,000	400
5.250%, 02/01/2027 (A)(C)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	140
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,806
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	6,789

		16,422

Tennessee — 1.1%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,114

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (A)	$1,000	$1,004
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	706
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	553
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
Callable 10/01/2025 @ 104
5.750%, 10/01/2059	2,500	2,531
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,858
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,807

		14,573

Texas — 4.0%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	11,380
7.000%, 03/01/2039	500	541
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (D)	1,000	1,011
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	1,250	1,451
6.000%, 08/15/2038	1,500	1,751
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	7,791
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (D)	2,725	2,907

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	$1,000	$1,187
Lewisville, SAB
Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (A)	1,000	1,003
New Hope, Cultural Education Facilities Finance, Longhorn Village Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2042	500	540
New Hope, Cultural Education Facilities Finance, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2054	500	548
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	958
5.000%, 07/01/2031	250	214
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	1,500	1,616
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	250	246
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	155
5.000%, 06/15/2038	375	387
4.250%, 06/15/2028	140	144
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,831
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,892
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
Callable 01/01/2022 @ 103
6.000%, 01/01/2025 (A)	1,000	1,034
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,138

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	$500	$507
5.125%, 01/01/2041	500	505
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	751
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
Callable 06/03/2021 @ 100
1.573%, 12/15/2026 (B)	3,000	3,000
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,016
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	1,741

		54,245

Utah — 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, RB
Callable 08/01/2031 @ 100
4.000%, 08/01/2050 (A)	500	521
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
Callable 06/15/2031 @ 100
5.000%, 06/15/2052 (A)	1,300	1,478
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	600	631

		2,630

Vermont — 0.0%
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	639

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	840	841

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia — 1.0%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	$1,000	$1,009
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	410
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	1,075
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/06/2021 @ 100
2.000%, 10/01/2048	40	4
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,208	2,319
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 07/06/2021 @ 100
6.050%, 03/01/2054	118	22
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	103	84
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (A)(B)	500	522
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	3,008
5.000%, 12/31/2052	3,500	4,205
5.000%, 12/31/2056	1,000	1,198

		13,856

Washington — 0.8%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,178

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	$1,000	$1,154
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	245	249
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	246
4.000%, 07/01/2028 (A)	400	425
Washington State, Tobacco Settlement Authority, RB
Callable 06/24/2021 @ 100
5.250%, 06/01/2032	5,000	5,013
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,614

		10,879

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
Callable 06/21/2021 @ 12
20.698%, 06/01/2047 (E)	73,250	8,232

Wisconsin — 3.5%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
Callable 12/15/2030 @ 38
3.942%, 12/15/2055 (E)	25,000	7,283
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	1,067
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,596
5.000%, 08/01/2028	1,230	1,313
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	3,078
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (A)	$1,750	$1,140
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)	3,500	3,801
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,639
5.000%, 03/01/2048	1,500	1,573
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,331
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	3,734
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (A)	2,770	2,926
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,920
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	5,070	4,243
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,853
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
Callable 03/01/2030 @ 100
5.250%, 03/01/2055 (A)	2,500	2,785

		46,363

Total Municipal Bonds (Cost $857,834) ($ Thousands)		951,461

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 15.9%

Financials — 14.5%
Ally Financial
4.700%, VAR H15T7Y+3.481%(H)	$1,000	$1,009
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+ 3.868%(H)	500	514
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%(A)(H)	6,900	8,107
AXA
6.379%, VAR ICE LIBOR USD 3 Month+ 2.256%(A)(H)	5,200	7,192
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(H)	2,900	3,284
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(H)	2,300	2,669
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(H)	5,000	5,556
Bank of New York Mellon
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(H)	2,200	2,374
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.352%(H)	5,000	5,187
3.607%, VAR ICE LIBOR USD 3 Month+3.420%(H)	1,000	1,004
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(H)	1,500	1,704
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(H)	1,000	1,097
BNP Paribas
7.195%, VAR ICE LIBOR USD 3 Month+1.290%(H)	6,200	6,572
BP Capital Markets PLC
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+ 4.036%(H)	600	637
CAN Community Health
8.500%, 03/01/2028 (A)	2,500	2,687
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%(H)	7,325	7,563
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.168%(H)	800	832
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%(H)	3,800	4,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(H)	$1,000	$1,052
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.417%(H)	2,400	2,415
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%(H)	2,380	2,547
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%(H)	2,200	2,453
4.154%, VAR ICE LIBOR USD 3 Month+3.960%(H)	5,000	5,006
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%(H)	500	560
Comerica
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.291%(H)	2,600	2,885
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(A)(H)	2,000	2,213
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(A)(H)	800	874
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%(A)(H)	2,500	2,531
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.554%(A)(H)	2,500	2,431
Depository Trust & Clearing
3.351%, VAR ICE LIBOR USD 3 Month+ 3.167%(A)(H)	2,250	2,250
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(H)	500	562
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(H)	500	544
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%(H)	1,000	1,082
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%(H)	8,000	8,000
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%(H)	1,500	1,654

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Huntington Bancshares
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.945%(H)	$600	$697
4.450%, VAR H15T7Y+4.045%(H)	1,200	1,283
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%(H)	3,500	3,892
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%(H)	1,000	1,100
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%(H)	7,200	7,915
6.000%, VAR ICE LIBOR USD 3 Month+3.300%(H)	1,800	1,905
3.976%, VAR ICE LIBOR USD 3 Month+3.800%(H)	1,200	1,201
3.656%, VAR ICE LIBOR USD 3 Month+3.470%(H)	1,025	1,020
3.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.850%(H)	2,300	2,285
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%(H)	3,000	3,349
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+ 1.270%(A)(H)	7,500	10,369
6.657%, VAR ICE LIBOR USD 3 Month+1.270%(H)	1,000	1,382
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%(H)	500	549
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.174%(H)	3,800	4,037
MetLife
3.850%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.576%(H)	1,700	1,772
3.759%, VAR ICE LIBOR USD 3 Month+3.575%(H)	834	834
Natwest Group PLC
2.523%, VAR ICE LIBOR USD 3 Month+2.320%(H)	1,300	1,294
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%(A)(H)	5,000	5,491
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(H)	500	543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(H)	$200	$236
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+ 5.873%(A)(H)	1,800	2,115
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+6.238%(H)	600	609
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+ 1.460%(A)(H)	4,500	6,165
SVB Financial Group
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.202%(H)	4,100	4,164
Toll Road Investors Partnership II
5.616%, 02/15/2043 (A)(E)	22,000	6,474
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%(H)	1,200	1,306
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(H)	7,100	7,553
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.313%(A)(H)	6,000	5,978
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(H)	600	661
Voya Financial
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.358%(H)	1,200	1,296
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(H)	3,411	3,795
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%(H)	1,000	1,025

		193,755

Health Care — 0.0%
Tower Health
4.451%, 02/01/2050	540	452

Utilities — 1.4%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.993%(H)	9,000	9,484

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+ 3.388%(H)	$4,900	$5,201
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+ 2.843%(H)	2,500	2,619
Pacific Gas & Electric
4.950%, 07/01/2050	300	304
4.550%, 07/01/2030	300	316
3.850%, 11/15/2023	50	53
3.750%, 07/01/2028	100	104
3.450%, 07/01/2025	100	105
3.400%, 08/15/2024	100	105
3.300%, 03/15/2027	100	103
3.250%, 06/15/2023	150	155

		18,549

Total Corporate Obligations (Cost $198,334) ($ Thousands)		212,756

	Shares

PREFERRED STOCK — 6.5%

Communication Services — 0.3%
AT&T
4.750%(H)	137,000	3,507

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*(H)	31,000	3,123

Financials — 5.8%
Allstate
4.750%(H)	24,500	656
Arch Capital Group
5.450%(H)	13,693	362
Associated Banc-Corp
5.875%(H)	13,668	375
Capital One Financial
5.000%(H)	71,700	1,879
Charles Schwab
6.000%(H)	101,415	2,536
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%(H)	85,700	2,431
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.557%(H)	20,000	2,080
6.125%(H)	20,000	2,023

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Equitable Holdings
5.250%(H)	25,000	$665
4.300%(H)	25,000	625
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%(H)	80,000	2,290
Fulton Financial
5.125%(H)	10,000	262
Goldman Sachs Group
5.500%, VAR ICE LIBOR USD 3 Month+3.640%(H)	276,048	7,522
4.000%, VAR ICE LIBOR USD 3 Month+0.670%(H)	43,300	1,079
Huntington Bancshares
6.250%(H)	120,000	3,055
5.875%(H)	20,322	534
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%(H)	4,000	122
MetLife
5.625%(H)	29,780	816
4.750%(H)	200,000	5,310
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%(H)	108,070	3,132
6.875%, VAR ICE LIBOR USD 3 Month+3.940%(H)	53,657	1,524
4.000%, VAR ICE LIBOR USD 3 Month+0.700%(H)	161,113	4,025
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%(H)	110,000	3,124
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%(H)	34,498	975
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%(H)	79,610	2,079
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%(H)	2,600	75
5.700%, VAR ICE LIBOR USD 3 Month+3.148%(H)	16,000	452
4.450%(H)	49,094	1,219
RenaissanceRe Holdings
5.375%(H)	64,190	1,611
State Street
5.900%, VAR ICE LIBOR USD 3 Month+3.108%(H)	114,090	3,250
5.350%, VAR ICE LIBOR USD 3 Month+3.709%(H)	5,824	171

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Sterling Bancorp
6.500%(H)	36,337	$969
SVB Financial Group
5.250%(H)	1,802	48
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%(H)	50,000	1,347
Truist Financial
5.625%(H)	47,050	1,177
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%(H)	92,342	2,421
3.500%, VAR ICE LIBOR USD 3 Month+1.020%(H)	16,800	872
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%(H)	73,487	2,073
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%(H)	105,000	2,945
Webster Financial
5.250%(H)	42,731	1,101
Wells Fargo
7.500%*(H)	2,154	3,134
6.625%, VAR ICE LIBOR USD 3 Month+3.690%(H)	57,230	1,647
5.850%, VAR ICE LIBOR USD 3 Month+3.090%(H)	120,000	3,252
5.625%(H)	5,000	130

		77,375

Utilities — 0.2%
Alabama Power
5.000%(H)	9,000	242
Duke Energy
5.750%(H)	8,727	244
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%(H)	5,032	136
Entergy Texas
5.375%(H)	40,000	1,088
Interstate Power & Light
5.100%(H)	16,839	436
NSTAR Electric
4.780%(H)	10,708	1,119

		3,265

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Total Preferred Stock (Cost $79,111) ($ Thousands)		$87,270

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 5.4%
United States Treasury Bills
0.063%, 09/09/2021 (E)	$22,100	22,099
0.052%, 06/03/2021 (E)	19,200	19,200
0.052%, 08/26/2021 (E)	3,500	3,500
0.032%, 07/20/2021 (E)	5,000	5,000
0.030%, 11/18/2021 (E)	1,500	1,500
0.025%, 08/24/2021 (E)	300	300
0.025%, 08/31/2021 (E)	3,500	3,500
0.025%, 09/07/2021 (E)	2,600	2,600
0.025%, 11/12/2021 (E)	2,800	2,799
0.017%, 07/22/2021 (E)	2,400	2,400
0.013%, 09/21/2021 (E)	9,900	9,900

Total U.S. Treasury Obligations (Cost $72,794) ($ Thousands)		72,798

	Shares

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,844,043	3,844

Total Cash Equivalent (Cost $3,844) ($ Thousands)		3,844

Total Investments in Securities — 99.1% (Cost $1,211,917) ($ Thousands)		$1,328,129

Percentages are based on Net Assets of $1,339,815 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2021.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2021, the value of these securities amounted to $269,351 ($ Thousands), representing 20.1% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Security is in default on interest payment.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)	Perpetual security with no stated maturity date.

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Tax-Advantaged Income Fund (Concluded)

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FGIC— Financial Guaranty Insurance Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN – Tax Revenue Anticipation Note

VAR — Variable Rate

The following is a list of the level of inputs used as of May 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	951,461	–	951,461
Corporate Obligations	–	212,756	–	212,756
Preferred Stock	74,554	12,716	–	87,270
U.S. Treasury Obligations	–	72,798	–	72,798
Cash Equivalent	3,844	–	–	3,844

Total Investments in Securities	78,398	1,249,731	–	1,328,129

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,182	$ 31,960	$ (34,298)	$ -	$ -	$ 3,844	3,844,043	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2021	21